                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03073

                               SECURITY CASH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           JAMES R. SCHMANK, PRESIDENT
                               SECURITY CASH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

                                DECEMBER 31, 2003

SECURITY FUNDS(SM)

                                - Security Municipal Bond Fund

                                - Security Diversified Income Fund

                                - Security High Yield Fund

                                - Security Cash Fund

                                              [SECURITY DISTRIBUTORS, INC. LOGO]

                          SECURITY MUNICIPAL BOND FUND
                        SECURITY DIVERSIFIED INCOME FUND
                            SECURITY HIGH YIELD FUND
                               SECURITY CASH FUND

                                DECEMBER 31, 2003
                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Security Municipal Bond Fund ...................................    2

Security Diversified Income Fund ...............................    6

Security High Yield Fund .......................................   13

Security Cash Fund .............................................   20

Statements of Assets and Liabilities ...........................   22

Statements of Operations .......................................   23

Statements of Changes in Net Assets ............................   24

Financial Highlights ...........................................   26

Notes to Financial Statements ..................................   32

Report of Independent Auditors .................................   36

Director Disclosure ............................................   37

                 [THE SECURITY BENEFIT CROUP OF COMPANIES LOGO]

MANAGER'S COMMENTARY

SECURITY MUNICIPAL BOND FUND*
FEBRUARY 15, 2004

SALOMON BROTHERS
        ASSET MANAGEMENT

ADVISOR, SALOMON BROTHERS
ASSET MANAGEMENT, INC.

[PHOTO OF ROBERT AMODEO]

  Robert Amodeo
Portfolio Manager

TO OUR SHAREHOLDERS:

PORTFOLIO OVERVIEW

During the 12 months ended December 31, 2003, the Fund's Class A shares returned 3.55%.(1) In comparison, the Lehman Brothers Municipal Bond Index(2) returned 5.31%.

During the period we structured the Fund in a defensive posture by placing an emphasis on bonds with higher coupons, while also maintaining a modest average life. (Bond prices move opposite to interest rates, and portfolios with longer average lives are more sensitive to interest rate swings.) Although this relatively conservative strategy at times limited the Fund's full participation in market rallies, it helped reduce the portfolio Fund's volatility during the period, particularly during the third quarter of 2003 when long-term Treasury bond yields were rising.

MARKET OVERVIEW

Earlier in the period, in an effort to jumpstart the economy, the Fed cut its target for the federal funds rate(3), which dropped to its lowest level in 40 years. Later in the period, U.S. Treasury bonds sold off, particularly in July, as signs emerged that economic growth was more robust than previously thought, which triggered concerns that inflation could pick up. Bond prices have typically performed less favorably during times when inflation concerns arise. However, municipal bonds collectively held up better than Treasury bonds during this tumultuous time. Although the U.S. Treasury bond market regained some of its footing in September, bonds collectively vacillated during the fall as third-quarter economic indicators yielded stronger-than-expected results.

The municipal bond market finished 2003 on a firm note while concluding its fourth straight year of positive returns. Despite an improving economy and vibrant stock market, interest in tax-exempt municipal bonds held firm during 2003 as the Fed signaled that it was is no hurry to raise short-term interest rates. Consequently, investors gravitated to the municipal bond market as higher-rated issues offered favorable taxable equivalent yields(4) to comparable-maturity U.S. Treasuries and Agencies(5).

2003 was a banner year for municipal bonds as state and local governments combined issued over $380 billion of debt to fund new projects and refinance outstanding bonds.(6) Tax-exempt new issue volume exceeded last year's previous record of approximately $357 billion. Despite historically low nominal yields, demand was strong as property and casualty insurance companies, institutions and individual investors joined forces to absorb the massive supply.

CREDIT-SELECTION APPROACH

Many municipalities recently reported growth in tax revenues during the third quarter of 2003 versus the same period in 2002, which has helped boost states' coffers (which is favorable news for the creditworthiness of many municipal bond issuers). Given the modest financial improvement for many municipalities, the Fund maintained its exposure to both state and local general obligation bonds. Additionally, revenue bonds continued to play a significant role in the Fund. These bonds are backed by the generally stable revenue streams of specific public works (such as bridge tolls) and tend to be less correlated to drops in personal income tax receipts than state general obligations.

PORTFOLIO COMPOSITION

As of the end of the period, the Fund remained well diversified across relatively high credit quality with holdings from 17 states and an average rating of double "A". The portfolio's largest allocations were in the prerefunded, state and local general obligation and healthcare categories. However, rather than target any particular sector, we

MANAGER'S COMMENTARY

SECURITY MUNICIPAL BOND FUND (CONTINUED)*
FEBRUARY 15, 2004

invested in sectors where we perceived there to be favorable relative values and yields in accordance with our credit parameters.

Sincerely,

Robert Amodeo
Portfolio Manager

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of Fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

(2) Lipper, Inc. Past performance is not indicative of future results. Average annual total returns are based on the one-year period as of December 31, 2003 calculated among funds in the general municipal debt open-end funds category, as defined by Lipper, Inc., with the reinvestment of dividends and capital gains, excluding sales charges.

(3) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

(4) The taxable equivalent yield applies to income taxation on a federal (not state and local) level.

(5) The face-value principal and coupon payments of U.S. Government bonds, in contrast to municipals, are guaranteed by the full faith and credit of the U.S. Government.

(6) Source: Lehman Brothers.

                               MUNICIPAL BOND FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 2003

CLASS A SHARES           CLASS B SHARES
   1 Year       -1.38%      1 Year       -2.18%
   5 Years       4.16%      5 Years       4.05%
  10 Years       4.33%     10 Years       3.97%

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced.

* The portfolio manager letters and the performance graphs that follow each of the letters are unaudited.

                            MUNICIPAL BOND FUND VS.
                      LEHMAN BROTHERS MUNICIPAL BOND INDEX
                                    12-31-03
                                  [LINE GRAPH]

                      MUNICIPAL BOND INVESTMENT INFORMATION

   DATE      INVESTMENT      VALUE
---------    ----------   -----------
MUNI BOND

  12/31/93     10,000       9522.4977
 3/30/1994
 3/31/1994                  8835.7014
 6/30/1994                  8900.9870
 9/30/1994                  8891.3094
12/30/1994                  8733.9176
 3/31/1995                  9322.5540
 6/30/1995                  9415.3985
 9/29/1995                  9624.8123
12/29/1995                 10084.9556
 3/29/1996                  9831.3274
 6/28/1996                9874.962597
 9/30/1996                10087.48584
12/31/1996                10336.71314
 3/31/1997                10268.87964
 6/30/1997                 10602.6352
 9/30/1997                10906.45428
12/31/1997                 11190.1078
 3/31/1998                11290.85397
 6/30/1998                11414.00429
 9/30/1998                11877.37393
12/31/1998                11866.09939
 3/31/1999                11890.79022
 6/30/1999                11597.39006
 9/30/1999                11543.18176
12/31/1999                11455.80338
 3/31/2000                11811.21166
 6/30/2000                11970.91143
 9/29/2000                12257.63637
12/29/2000                12904.01544
 3/30/2001                13126.13622
 6/29/2001                13112.82823
 9/28/2001                13565.47399
12/31/2001                13391.62775
 3/28/2002                13507.55074
 6/28/2002                13976.44219
 9/30/2002                14741.00643
12/31/2002                14743.84189
 3/31/2003                14840.55357
 6/30/2003                15156.32467
 9/30/2003                15101.98442
12/31/2003                15266.01051

LEHMAN MUNICIPAL BOND
MUNICIPAL BOND

        DATE                VALUE
--------------------      ---------
INCEPTION   12/31/93      10,000.00
             3/31/94       9,451.07
             6/30/94       9,558.56
             9/30/94       9,621.13
            12/31/94       9,486.68
             3/31/95      10,153.49
             6/30/95      10,398.70
             9/30/95      10,697.78
            12/31/95      11,138.97
             3/31/96      11,004.62
             6/30/96      11,088.98
             9/30/96      11,343.16
            12/31/96      11,632.20
             3/31/97      11,605.09
             6/30/97      12,006.39
             9/30/97      12,368.44
            12/31/97      12,703.84
             3/31/98      12,850.10
             6/30/98      13,045.07
             9/30/98      13,446.39
            12/31/98      13,527.19
             3/31/99      13,647.01
             6/30/99      13,412.60
             9/30/99      13,353.20
            12/31/99      13,247.54
             3/31/00      13,635.81
            06/30/00      13,842.22
            09/30/00      14,176.66
            12/31/00      14,796.77
           3/31/2001      15,126.00
           6/30/2001      15,225.56
           9/30/2001      15,652.44
          12/31/2001      15,548.77
           3/31/2002      15,695.38
           6/30/2002      16,269.70
           9/30/2002      17,042.57
          12/31/2002      17,041.41
           3/31/2003      17,247.14
           6/30/2003      17,692.59
           9/30/2003      17,707.12
          12/31/2003      17,949.57

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Municipal Bond Fund on December 31, 1993, and reflects deduction of the 4.75% sales load. On December 31, 2003, the value of your investment in the Fund's Class A shares (with dividends reinvested) would have grown to $15,266. By comparison, the same $10,000 investment would have grown to $17,950 based on the performance of the Lehman Brothers Municipal Bond Index.

The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY MUNICIPAL BOND FUND

                                                      PRINCIPAL           MARKET
MUNICIPAL BONDS                                         AMOUNT            VALUE
-------------------------------------------------     ----------       -----------
ALASKA - 2.2%
Alaska Industrial Development &
  Exploration, Providence Health
  System, 5.00% - 2009 ..........................     $  300,000        $  329,928

ARIZONA - 1.9%
Arizona State Transportation Board,
  5.00% - 2013 ..................................        250,000           280,087

DISTRICT OF COLUMBIA - 0.7%
District of Columbia,
  1.30% - 2038(2) ...............................        100,000           100,000

ILLINOIS - 13.8%
Chicago, IL Board of Education,
  5.75% - 2027 ..................................        250,000           277,845
Chicago, IL Midway Airport,
  5.625% - 2029 .................................        250,000           265,132
Cook County, IL,
  5.625% - 2016 .................................        275,000           307,557
Illinois Development Finance Authority,
  5.25% - 2012 ..................................        220,000           249,788
Illinois Educational Facility, Northwestern
  University, 5.50% - 2013 ......................        225,000           260,536
Winnebago County, IL School District
  No. 122, 0.00% - 2014(1) ......................      1,000,000           656,560
                                                                        ----------
                                                                         2,017,418

INDIANA - 3.5%
Indiana Bond Bank,
  5.00% - 2023 ..................................        500,000           516,220

KANSAS - 1.9%
Wyandotte County, Kansas City, KS
  Unified Government Utility System,
  5.75% - 2024 ..................................        250,000           279,490

MARYLAND - 6.0%
Maryland State Health & Higher Education
  Carroll County General Hospital,
  6.00% - 2017 ..................................        300,000           330,603
Northeast Maryland Waste
Disposal Authority,
  5.50% - 2016 ..................................        500,000           553,405
                                                                        ----------
                                                                           884,008

MASSACHUSETTS - 4.7%
Massachusetts State Conservation,
  5.50% - 2015 ..................................        250,000           291,227
Massachusetts State Water
Pollution Abatement Trust,
  5.75% - 2029 ..................................        350,000           391,450
                                                                        ----------
                                                                           682,677

MICHIGAN - 4.0%
Michigan State, 5.50% - 2015 ....................        500,000           586,605

NEVADA - 7.3%
Clark County, NV School District,
  5.50% - 2016 ..................................      1,000,000         1,070,680

NEW JERSEY - 7.2%
North Brunswick Township, NJ
  Board of Education,
  6.30% - 2013 ..................................      1,000,000         1,055,300

NEW YORK - 15.4%
New York, NY City Municipal Water
  Finance Authority,
  5.50% - 2023 ..................................        250,000           261,815
New York, NY Transitional Finance
  Authority, 5.50% - 2017 .......................        250,000           281,945
New York State Dorm Authority,
  5.50% - 2012 ..................................        750,000           871,260
New York State Mortgage Agency,
  6.125% - 2030 .................................         80,000            81,913
New York State Urban Development
  Corporation, 5.375% - 2025 ....................        700,000           767,130
                                                                        ----------
                                                                         2,264,063

OREGON - 1.9%
Umatilla County, Oregon Hospital Facility,
  5.00% - 2008 ..................................        250,000           272,960

PENNSYLVANIA - 5.6%
Delaware Valley, PA Regional Financial
  Authority, 5.50% - 2028 .......................        250,000           281,163
Philadelphia, PA School District,
  5.50% - 2031 ..................................        500,000           535,295
                                                                        ----------
                                                                           816,458

PUERTO RICO - 3.9%
Puerto Rico Electric Power Authority,
  5.25% - 2014 ..................................        500,000           575,860

TENNESSEE - 3.8%
Memphis-Shelby County, TN Airport Authority,
  6.00% - 2024 ..................................        300,000           333,339
Tennessee Housing Development Agency,
  6.35% - 2031 ..................................        205,000           219,051
                                                                        ----------
                                                                           552,390

                            See accompanying notes.

DECEMBER 31, 2003

SECURITY MUNICIPAL BOND FUND (CONTINUED)

                                                       PRINCIPAL         MARKET
           MUNICIPAL BONDS (CONTINUED)                  AMOUNT           VALUE
-------------------------------------------------      ---------       -----------
TEXAS - 7.7%
Lower Colorado River Authority, Texas:
  6.00% - 2013 ..................................      $ 250,000        $  289,133
  5.25% - 2014 ..................................        250,000           281,498
North Harris Montgomery Community
  College, 5.375% - 2016 ........................        500,000           555,305
                                                                       -----------
                                                                         1,125,936

WASHINGTON - 6.7%
Energy Northwest Washington Electric,
  6.00% - 2016 ..................................        500,000           583,615
Seattle, WA, 5.75% - 2028 .......................        250,000           276,533
Washington State, 5.50% - 2018 ..................        100,000           115,546
                                                                       -----------
                                                                           975,694
                                                                       -----------
  Total municipal bonds
  (cost $13,442,899) - 98.2% ....................                       14,385,774
  Cash & other assets, less liabilities - 1.8% ..                          257,863
                                                                       -----------
  Total net assets - 100.0% .....................                      $14,643,637
                                                                       ===========

For federal income tax purposes the identified cost of investments owned at December 31, 2003 was $13,770,288.

(1) Original issue discount bond under terms of initial offering.

(2) Variable rate security. Rate indicated is rate effective at December 31, 2003.

                            See accompanying notes.

MANAGERS' COMMENTARY
SECURITY DIVERSIFIED INCOME FUND*
FEBRUARY 15, 2004

[STEVEN M. BOWSER PHOTO]                           [CHRISTOPHER L. PHALEN PHOTO]

Steven M. Bowser                                    Christopher L. Phalen
Senior Portfolio Manager                                Portfolio Manager

[SECURITY FUNDS LOGO]

ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC

TO OUR SHAREHOLDERS:

December 31, 2003, marked the fourth consecutive year in which the fixed income markets produced positive returns for investors. 2003 will be recalled as being a good year, but not nearly as prolific as the previous three. The equity market shook off three years of losses to produce its finest showing since 1986, and the fixed markets took a back seat, as interest rates rose the second half of the year to erode a large part of the returns generated during the first half. The Security Diversified Income Fund advanced 2.72% for the year 2003(1). The benchmark Lehman Brothers Aggregate Bond Index gained 4.10% over the same period.

FIXED INCOME PERFORMANCE IN 2003

Action from the Federal Reserve's Open Market Committee (FOMC) was relatively muted during 2003, lowering interest rates by 0.25% in June. The first few months of 2003 were marked by anxieties of the second Gulf War and an out break of SARS. As these events unfolded and proved non-catastrophic, the underlying economy showed signs of healing. Equity markets seized upon this and outpaced bonds and the "beginning of the end" of the bull bond market appeared. Even so, corporate bonds were the top fixed income performers of 2003, besting its closest rivals of mortgage backed securities and Federal agency securities by over 400 basis points (4.00%).

The majority of the negative variance from the benchmark by the Fund can be attributed to two themes: average maturity and quality. July 2003 will be remembered as the second worst month ever for the U.S. Treasury market in terms of return. As an example, interest rates rose 90 basis points (0.90%) and 80 basis points (0.80%) on the benchmark 10 year and 30 year U.S. Treasuries, resulting in negative one month returns of -7.07% and -11.04%, respectively. The Fund was slightly longer than the benchmark average maturity in U.S. Treasuries and Federal agencies during this time due to the bullish outlook for bonds and the seemingly weak economic conditions. Portfolios of longer average maturity suffer performance in these instances and the Fund was no different.

The Fund held a market weight/slight overweight of corporate bonds early in 2003 (in front of the war in Iraq) on a concern that investors would sell these holdings and move into lower risk U.S. Treasuries due to concerns about the war. This move never took place and corporate bonds continued to outperform throughout this period. Corporate bond sector performance was dominated by the lowest quality issuers and auto manufacturers. Investors raced to buy the lowest quality bonds as a bet on the pending economic recovery. The Fund did not contain enough of the lowest quality issuers versus the index - as we generally focus on finding quality companies that we can hold for the long term. The auto sector was kept at an underweight due to poor profit fundamentals and extensive rebate programs.

THE COMPOSITION OF PORTFOLIO ASSETS

At the end of the year, the Diversified Income Fund held 1% preferred stock, 38% mortgage backed securities, 30% investment grade corporate issued, 11% U.S. Treasury issues, 16% Federal agency securities, 1% high yield bonds and 3% cash. This represents an overweight position in corporate bonds and Federal agencies, and an underweight position in U.S. Treasuries.

OUTLOOK FOR 2004

For 2004 we anticipate the economy will continue to improve. While it is difficult to believe we will again experience 8% GDP growth like third quarter of 2003, the economy should continue to grow at a slower pace as companies begin to spend for capital improvements and additional workers. This will most likely keep the FOMC on the sidelines until late 2004. One could ask, with an improving economy and the expectation of the FOMC on

MANAGERS' COMMENTARY

SECURITY DIVERSIFIED INCOME FUND (CONTINUED)*
FEBRUARY 15, 2004

hold, how do you invest? Our plan is to continue an overweight to corporate bonds and add some cyclical companies to the portfolio, as their bonds should continue to perform with an improving economy. With the corporate bond sector coming off such a strong year and valuations approaching levels of the late 90's, we will most likely look to lower this allocation at some point during the year. Mortgage backed securities will be maintained at a slight overweight to take advantage of their incremental yields. In summary, we will be extremely selective in 2004 given the absolute levels of interest rates and the risk/return attributes in the current market.

Sincerely,

Steven M. Bowser and
Christopher L. Phalen
Portfolio Managers

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

*The portfolio manager letters and the performance graphs that follow each of the letters are unaudited.

              DIVERSIFIED INCOME FUND VS. LEHMAN BROTHERS AGGREGATE
                               BOND INDEX 12-31-03

                                  [LINE GRAPH]

                    DIVERSIFIED INCOME INVESTMENT INFORMATION

          DATE       INVESTMENT      VALUE
------------------   ----------   -----------
DIVERSIFIED INCOME

      12/31/93           10,000     9521.0728
     3/31/1994                      9147.7806
     6/30/1994                      8927.2453
     9/30/1994                      8860.8838
    12/30/1994                      8897.9703
     3/31/1995                      9288.6316
     6/30/1995                      9970.5852
     9/29/1995                     10252.7393
    12/29/1995                     10838.5719
     3/29/1996                     10478.1077
     6/28/1996                    10489.27255
     9/30/1996                    10697.53664
    12/31/1996                    10972.77019
     3/31/1997                    10889.73019
     6/30/1997                       11242.01
     9/30/1997                    11633.09256
    12/31/1997                    11979.63736
     3/31/1998                    12146.72956
     6/30/1998                    12461.54991
     9/30/1998                    13022.13325
    12/31/1998                    13066.80025
     3/31/1999                    12854.71981
     6/30/1999                     12653.0407
     9/30/1999                    12668.98069
    12/31/1999                    12593.59962
     3/31/2000                    12812.63018
     6/30/2000                    12938.18464
     9/29/2000                    13295.94455
    12/29/2000                    13809.83496
     3/30/2001                    14196.87839
     6/29/2001                     14214.6529
     9/28/2001                      14814.328
    12/31/2001                    14819.34057
     3/28/2002                    14788.98116
     6/28/2002                    15303.93158
     9/30/2002                    15940.35342
    12/31/2002                    16156.99597
     3/31/2003                     16342.5043
     6/30/2003                    16726.74376
     9/30/2003                    16602.20371
    12/31/2003                    16595.56212

LEHMAN AGGREGATE BOND
SBL E
DIVERSIFIED INCOME

      DATE             Value
------------------   ---------
INCEPTION 12/31/93   10,000.00
           3/31/94    9,712.67
           6/30/94    9,612.81
           9/30/94    9,671.58
          12/31/94    9,708.14
           3/31/95   10,197.82
           6/30/95   10,819.18
           9/30/95   11,031.99
          12/31/95   11,501.83
           3/31/96   11,296.66
           6/30/96   11,361.16
           9/30/96   11,570.35
          12/31/96   11,917.58
           3/31/97   11,851.39
           6/30/97   12,287.94
           9/30/97   12,696.38
          12/31/97   13,070.42
           3/31/98   13,273.43
           6/30/98   13,583.69
           9/30/98   14,157.82
          12/31/98   14,205.54
           3/31/99   14,133.35
           6/30/99   14,008.83
           9/30/99   14,104.76
          12/31/99   14,087.58
           3/31/00   14,398.58
          06/30/00   14,648.11
          09/30/00   15,090.21
          12/31/00   15,726.09
         3/31/2001   16,202.08
         6/30/2001   16,292.51
         9/30/2001   17,044.47
        12/31/2001   17,050.74
         3/31/2002   17,067.48
         6/30/2002   17,699.13
         9/30/2002   18,511.13
        12/31/2002   18,801.75
         3/31/2003   19,063.11
         6/30/2003   19,539.69
         9/30/2003   19,511.49
        12/31/2003   19,574.07

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Diversified Income Fund on December 31, 1993, and reflects deduction of the 4.75% sales load. On December 31, 2003, the value of your investment in the Fund's Class A shares (with dividends reinvested) would have grown to $16,596. By comparison, the same $10,000 investment would have grown to $19,574 based on the Lehman Brothers Aggregate Bond Index.

The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.

                            DIVERSIFIED INCOME FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2003

CLASS A SHARES             CLASS B SHARES             CLASS C SHARES
   1 Year        -2.07%        1 Year        -3.04%       1 Year         0.98%
   5 Years        3.89%        5 Year         3.71%   Since Inception    6.65%
  10 Years        5.21%       10 Years        4.91%      (5-01-00)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                        SECURITY DIVERSIFIED INCOME FUND

                                         PRINCIPAL
                                         AMOUNT OR
                                           NUMBER       MARKET
            PREFERRED STOCK              OF SHARES      VALUE
--------------------------------------   ----------   ----------
BANKING - 0.6%
J.P. Morgan Chase Capital XI,
  5.875% .............................       24,000   $  587,040
                                                      ----------
  Total preferred stock
  (cost $600,000) - 0.6% .............                   587,040

CORPORATE BONDS
Aerospace & Defense - 0.7%
Eaton Corporation,
  5.75% - 2012 .......................   $  325,000      344,988
United Technologies Corporation,
  6.35% - 2011 .......................   $  300,000      335,161
                                                      ----------
                                                         680,149

AIRLINES - 2.2%
American Airlines,
  7.858% - 2011 ......................   $  660,000      669,754
Continental Airlines, Inc.,
  7.434% - 2004 ......................   $  350,000      343,244
Delta Air Lines,
  7.779% - 2005 ......................   $  250,000      229,980
Qantas Airways,
  5.125% - 2013(4) ...................   $  350,000      330,303
Southwest Airlines Company,
  7.875% - 2007 ......................   $  450,000      513,566
                                                      ----------
                                                       2,086,847

BANKING - 2.5%
Abbey National plc,
  6.69% - 2005 .......................   $  300,000      324,452
Bank of America Corporation,
  7.80% - 2010 .......................   $  300,000      356,761
BCH Cayman Islands, Ltd.,
  7.70% - 2006 .......................   $  300,000      334,000
Den Danske Bank,
  7.40% - 2010(4), (5) ...............   $  475,000      538,105
Key Bank NA,
  7.00% - 2011 .......................   $  300,000      342,495
PNC Funding Corporation,
  7.75% - 2004 .......................   $  200,000      205,102
Washington Mutual Capital I,
  8.375% - 2027 ......................   $  300,000      347,810
                                                      ----------
                                                       2,448,725

BASIC INDUSTRY - OTHER- 0.4%
Pioneer Hi Bred International, Inc.,
  5.75% - 2009 .......................   $  375,000      410,361

BEVERAGE - 1.2%
Anheuser-Busch Companies, Inc.,
  7.10% - 2007 .......................   $  400,000   $  410,374
Coca-Cola Company,
  5.75% - 2011 .......................      350,000      382,443
Fosters Brewing Group,
  6.875% - 2011(4) ...................      300,000      341,200
                                                      ----------
                                                       1,134,017

BROKERAGE - 2.1%
Credit Suisse First Boston USA,
  6.125% - 2011 ......................      300,000      326,620
Goldman Sachs Group, Inc.,
  6.125% - 2033 ......................      300,000      302,113
Legg Mason, Inc.,
  6.75% - 2008 .......................      350,000      389,948
Merrill Lynch & Company, Inc.:
  5.70% - 2004 .......................      350,000      351,314
  5.30% - 2015 .......................      300,000      301,212
Waddell & Reed Financial, Inc.,
  7.50% - 2006 .......................      300,000      328,022
                                                      ----------
                                                       1,999,229

BUILDING MATERIALS - 1.7%
CRH America, Inc.,
  6.95% - 2012 .......................      300,000      338,468
Johnson Controls, Inc.,
  4.875% - 2013 ......................      350,000      353,074
Masco Corporation,
  5.875% - 2012 ......................      300,000      319,139
Vulcan Materials Company,
  5.75% - 2004 .......................      600,000      605,837
                                                      ----------
                                                       1,616,518

CHEMICALS - 0.4%
PPG Industries, Inc.,
  7.40% - 2019 .......................      350,000      404,078
CONGLOMERATES - 0.7%
General Electric Company,
  5.00% - 2013 .......................      300,000      303,401
Tyco International, Ltd.,
  7.00% - 2028 .......................      350,000      363,562
                                                      ----------
                                                         666,963

CONSUMER NONCYCLICAL - OTHER - 0.4%
Eli Lilly & Company,
  7.125% - 2025 ......................      300,000      354,635
CONSUMER PRODUCTS - 0.3%
Newell Rubbermaid, Inc.,
  6.75% - 2012 .......................      300,000      326,824

                            See accompanying notes.

December 31, 2003

                        SECURITY DIVERSIFIED INCOME FUND
                                  (CONTINUED)

                                                        PRINCIPAL     MARKET
             CORPORATE BONDS (CONTINUED)                 AMOUNT       VALUE
---------------------------------------------------    ----------   ----------
ELECTRIC UTILITIES - 2.3%
Arizona Public Service Company,
  6.375% - 2011 ...................................    $  300,000   $  331,944
Calpine Corporation,
  8.75% - 2007 ....................................        25,000       20,500
Cincinnati Gas & Electric Company,
  5.70% - 2012 ....................................       300,000      315,623
Eastern Energy, Ltd,
  7.25% - 2016 ....................................       600,000      695,462
National Rural Utilities,
  5.50% - 2005 ....................................       300,000      312,211
Oncor Electric Delivery,
  6.375% - 2015 ...................................       300,000      326,139
Progress Energy, Inc.,
  6.55% - 2004 ....................................       200,000      201,492
                                                                    ----------
                                                                     2,203,371
ENERGY - INTEGRATED - 0.8%
Conoco, Inc.,
  6.95% - 2029 ....................................       350,000      396,914
PanCanadian Petroleum,
  6.30% - 2011 ....................................       350,000      386,913
                                                                    ----------
                                                                       783,827
ENTERTAINMENT - 0.4%
Time Warner Entertainment Company,
  7.25% - 2008 ....................................       300,000      344,083
FINANCIAL COMPANIES - CAPTIVE CONSUMER - 1.0%
Ford Motor Credit Company:
  6.50% - 2007 ....................................       300,000      319,567
  5.80% - 2009 ....................................       300,000      308,956
General Motors Acceptance Corporation,
  6.125% - 2006 .........................                 300,000      321,075
                                                                    ----------
                                                                       949,598
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.6%
Core Invest Grade Trust,
  4.727% - 2007 ...................................       600,000      622,290
Countrywide Capital,
  8.00% - 2026 ....................................       300,000      327,377
Financement Quebec,
  5.00% - 2012 ....................................       300,000      308,520
SLM Corporation,
  5.05% - 2014 ....................................       325,000      321,108
                                                                    ----------
                                                                     1,579,295
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.5%
CIT Group Inc.,
  7.625% - 2005 ...................................       150,000      162,942
General Electric Capital Corporation,
  5.875% - 2012 ...................................       300,000      322,420
                                                                    ----------
                                                                       485,362
FOOD - 0.3%
Kraft Foods, Inc.,
  6.50% - 2031 ....................................       300,000      313,462
Gaming - 0.2%
Park Place Entertainment,
  7.875% - 2005 ...................................       175,000      187,469
HEALTH CARE - 0.3%
Anthem, Inc.,
  6.80% - 2012 ....................................       300,000      338,844
INDUSTRIALS - OTHER - 0.3%
Hutchison Whampoa International, Ltd.,
  5.45% - 2010(4) .................................       300,000      304,292
INSURANCE - 0.8%
John Hancock Global Funding,
  5.25% - 2015(4) .................................       700,000      699,322
Transamerica Capital II,
  7.65% - 2026(4) .................................       100,000      107,570
                                                                    ----------
                                                                       806,892
INSURANCE - LIFE - 0.5%
Nationwide Mutual Insurance,
  8.25% - 2031(4) .................................       400,000      480,688
INSURANCE - PROPERTY & CASUALTY - 0.3%
General Electric Global Insurance,
  7.00% - 2026 ....................................       300,000      325,601
LODGING - 0.2%
HMH Properties,
  7.875% - 2008 ...................................       200,000      208,000
MEDIA - CABLE - 1.4%
Cox Communications, Inc.,
  6.40% - 2008 ....................................       300,000      329,393
Jones Intercable, Inc.,
  7.625% - 2008 ...................................       275,000      315,245
Lenfest Communications,
  10.50% - 2006 ...................................       250,000      291,364
Liberty Media Corporation,
  7.875% - 2009 ...................................       350,000      405,433
                                                                    ----------
                                                                     1,341,435
MEDIA - NON-CABLE - 1.5%
Clear Channel Communications,
  4.625% - 2008 ...................................       300,000      309,437
Cox Enterprises,
  4.375% - 2008(4) ................................       300,000      304,765
Time Warner, Inc.,
  6.875% - 2018 ...................................       350,000      384,891
Viacom, Inc.,
  5.625% - 2007 ...................................       400,000      432,476
                                                                    ----------
                                                                     1,431,569

                            See accompanying notes.

DECEMBER 31, 2003

                        SECURITY DIVERSIFIED INCOME FUND
                                  (CONTINUED)

                                           PRINCIPAL     MARKET
       CORPORATE BONDS (CONTINUED)          AMOUNT       VALUE
----------------------------------------  -----------  ----------
OIL FIELD SERVICES - 1.0%
Devon Financing Corporation,
  6.875% - 2011 ........................   $  300,000  $  340,177
Duke Energy Field Services,
  7.50% - 2005 .........................      300,000     322,339
Transocean Offshore, Inc.,
  8.00% - 2027 .........................      300,000     356,412
                                                       ----------
                                                        1,018,928
PIPELINES - 1.1%
Consolidated Natural Gas,
  6.625% - 2013 ........................      350,000     392,325
Express Pipeline LP,
  6.47% - 20134 ........................      314,933     330,359
Kinder Morgan Energy,
  7.50% - 2010 .........................      300,000     351,472
                                                       ----------
                                                        1,074,156
RETAILERS - 0.5%
Tandy Corporation,
  6.95% - 2007 .........................      400,000     449,840
SERVICES - 0.4%
American Eco Corporation,
  9.625% - 2008*3 ......................       25,000           3
ERAC USA Finance Company,
  7.35% - 20084 ........................      350,000     399,879
                                                       ----------
                                                          399,882
SUPERMARKETS - 0.5%
Safeway, Inc.,
  6.50% - 2008 .........................      400,000     438,622
TECHNOLOGY - 0.7%
Pitney Bowes, Inc.,
  5.875% - 2006 ........................      350,000     377,543
Science Applications Int.,
  7.125% - 2032 ........................      300,000     338,206
                                                       ----------
                                                          715,749
TELECOMMUNICATIONS - 1.6%
GTE Corporation,
  7.51% - 2009 .........................      500,000     575,120
Mastec, Inc.,
  7.75% - 2008 .........................      150,000     151,500
New York Telephone Company
  6.00% - 2008 .........................      300,000     324,420
Pacific Bell,
  7.125% - 2026 ........................      300,000     336,282
WorldCom, Inc.,
  7.75% - 2027*2 .......................      365,000     122,275
                                                       ----------
                                                        1,509,597
WIRELESS - 0.7%
Vodafone Group plc,
  7.625% - 2005 ........................      350,000     373,126
Vodafone Group LLC,
  5.375% - 2015 ........................      300,000     302,779
                                                       ----------
                                                          675,905
                                                       ----------
  Total corporate bonds
  (cost $29,079,906) - 31.5% ...........               30,494,813

MORTGAGE BACKED SECURITIES
U.S. GOVERNMENT AGENCIES - 31.8%
Federal Home Loan Mortgage Corporation:
  FG #E01488, 5.00% - 2018 .............    1,972,348   2,011,724
  FG #E01538, 5.00% - 2018 .............    2,000,000   2,039,929
  #C44050, 7.00% - 2030 ................       90,809      96,082
  #C01172, 6.50% - 2031 ................      157,824     165,332
  #C01210, 6.50% - 2031 ................      169,654     177,701
  #C50964, 6.50% - 2031 ................      143,608     150,440
  #C50967, 6.50% - 2031 ................       85,014      89,047
  #C01277, 7.00% - 2031 ................      318,087     336,552
  #C01292, 6.00% - 2032 ................      501,952     518,923
  #C062801, 6.00% - 2032 ...............      338,927     350,387
  #C01287, 6.50% - 2032 ................      395,719     414,544
  #C076358, 5.00% - 2033 ...............    1,837,705   1,815,093
  #C078238, 5.50% - 2033 ...............    1,819,693   1,842,606

Federal National Mortgage Association:
  FNCI #720714, 4.50% - 2018 ...........    1,929,129   1,933,556
  FNCI #750465, 5.00% - 2018 ...........    2,000,000   2,042,429
  FNR #1990-108 G CMO,
    7.00% - 2020 .......................      113,980     120,802
  #252806, 7.50% - 2029 ................      105,185     112,438
  #252874, 7.50% - 2029 ................      100,244     107,156
  #190307, 8.00% - 2030 ................       63,270      68,405
  #253356, 8.00% - 2030 ................       78,213      84,561
  #535277, 7.00% - 2030 ................      108,833     115,240
  #541735, 8.00% - 2030 ................       56,024      60,571
  #585348, 6.50% - 2031 ................      148,838     155,682
  #254477, 5.50% - 2032 ................    1,007,379   1,020,893
  #254198, 6.00% - 2032 ................      694,927     718,665
  #254377, 6.00% - 2032 ................      982,936   1,016,466
  #666750, 6.00% - 2032 ................    1,206,839   1,248,064
  #254346, 6.50% - 2032 ................      455,133     476,061
  #545691, 6.50% - 2032 ................      604,193     631,975
  #659790, 6.50% - 2032 ................      557,996     583,658
  #640008, 7.00% - 2032 ................      369,130     390,860
  #702879, 5.00% - 2033 ................    1,914,224   1,895,257
  #709805, 5.00% - 2033 ................    1,558,789   1,543,344
  #688328, 5.50% - 2033 ................    1,685,148   1,707,947

                             See accompanying notes

DECEMBER 31, 2003

                        SECURITY DIVERSIFIED INCOME FUND
                                  (CONTINUED)

               MORTGAGE BACKED                      PRINCIPAL       MARKET
            SECURITIES (CONTINUED)                    AMOUNT        VALUE
-------------------------------------------------   ----------   -----------
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mortgage Association (continued)
  #689108, 5.50% - 2033 .........................   $  895,171   $   907,301
  #709748, 5.50% - 2033 .........................    1,935,830     1,962,061
  #713971, 5.50% - 2033 .........................    1,782,238     1,806,351
                                                                 -----------
                                                                  30,718,103
U.S. GOVERNMENT SECURITIES - 4.0%
Government National Mortgage Association:
  #313107, 7.00% - 2022 .........................      193,213       205,905
  #328618, 7.00% - 2022 .........................       47,945        51,094
  #352022, 7.00% - 2023 .........................      104,421       111,280
  #369303, 7.00% - 2023 .........................      124,895       133,099
  #365608, 7.50% - 2034 .........................      501,313       513,327
  #347017, 7.00% - 2024 .........................       94,392       100,593
  #371006, 7.00% - 2024 .........................       54,212        57,773
  #371012, 7.00% - 2024 .........................       90,722        96,681
  #411643, 7.75% - 2025 .........................        5,591         6,055
  #780454, 7.00% - 2026 .........................      141,747       151,058
  #464356, 6.50% - 2028 .........................      130,931       138,042
  #462680, 7.00% - 2028 .........................      121,532       129,515
  #491492, 7.50% - 2029 .........................      142,073       152,444
  #510704, 7.50% - 2029 .........................      126,133       135,341
  #518436, 7.25% - 2029 .........................      107,417       114,732
  #781079, 7.50% - 2029 .........................       69,303        74,362
  #479229, 8.00% - 2030 .........................       63,206        68,756
  #479232, 8.00% - 2030 .........................       79,093        86,038
  #508342, 8.00% - 2030 .........................      166,644       181,277
  #538285, 6.50% - 2031 .........................      209,583       220,966
  #564472, 6.50% - 2031 .........................      380,146       400,993
  #552324, 6.50% - 2032 .........................      325,740       343,432
  II #1260, 7.00% - 2023 ........................       23,230        24,683
  II #1849, 8.50% - 2024 ........................       18,086        19,530
  II #2270, 8.00% - 2026 ........................       45,423        49,076
  II #2320, 7.00% - 2026 ........................       55,611        59,090
  II #2445, 8.00% - 2027 ........................       50,381        54,432
  II #2616, 7.00% - 2028 ........................       77,442        82,287
  II #2689, 6.50% - 2028 ........................       74,971        78,893
  II #2909, 8.00% - 2030 ........................       70,941        76,645
                                                                 -----------
                                                                   3,917,399
NON-AGENCY SECURITIES - 2.0%
Chase Commercial Mortgage Securities Corporation:
  1997-1 B, 7.37% - 2007 ........................    1,500,000     1,692,419
  1998-1 B, 6.56% - 2008 ........................      225,000       250,421
Global Rate Eligible Asset Trust 1998-A,
  7.33% - 2006(1)................................       41,965             4
                                                                 -----------
                                                                   1,942,844
                                                                 -----------
  Total mortgage backed securities
  (cost $36,011,302) - 37.8% ....................                 36,578,346

            U.S. AGENCY BONDS                       PRINCIPAL       MARKET
                 & NOTES                              AMOUNT        VALUE
-------------------------------------------------   ----------   -----------
Federal Farm Credit Bank,
  5.45% - 2013 ..................................   $1,000,000   $ 1,054,851
Federal Home Loan Bank:
  2.50% - 2006 ..................................    1,000,000     1,008,060
  6.375% - 2006 .......................... .....       800,000       879,255
  5.20% - 2008 ..................................    1,000,000     1,033,263
Federal Home Loan Mortgage Corporation,
  6.625% - 2009 .................................    1,000,000     1,143,571
Federal National Mortgage Association,
  FNMA, 7.40% - 2004 ............................      600,000       618,110
  FNMA, 2.05% - 2005 ............................    2,000,000     2,005,802
  FNMA, 7.49% - 2005 ............................      285,000       304,887
  FNMA, 7.65% - 2005 ............................      250,000       268,609
  FNMA, 7.875% - 2005 ...........................      500,000       537,239
  FNMA, 6.00% - 2008 ............................      400,000       443,399
  FNMA, 6.375% - 2009 ...........................    1,500,000     1,696,203
  FNMA, 6.625% - 2009 ...........................    1,000,000     1,143,479
  FNMA, 5.50% - 2011 ............................    1,000,000     1,078,409
  FNMA, 6.625% - 2030 ...........................      250,000       284,222
  FNMA, 7.125% - 2030 ...........................    1,000,000     1,204,506
Financing Corporation,
  9.65% - 2018 ..................................      500,000       730,269
                                                                 -----------
  Total U.S. agency bonds & notes
  (cost $14,229,997) - 16.0% ....................                 15,434,134

U.S. GOVERNMENT SECURITIES
U.S. Treasury Bonds:
  6.25% - 2023 ..................................    1,000,000     1,139,806
  5.375% - 2031 .................................    2,000,000     2,085,704
U.S. Treasury Notes:
  6.75% - 2005 ..................................    1,000,000     1,072,031
  3.50% - 2006 ..................................    1,000,000     1,033,633
  4.625% - 2006 .................................    1,000,000     1,059,844
  4.375% - 2007 .................................    1,500,000     1,588,418
  6.25% - 2007 ..................................    1,500,000     1,672,032
  6.50% - 2010 ..................................    1,000,000     1,162,031
                                                                 -----------
  Total U.S. government securities
   (cost $10,289,249) - 11.2% ...................                 10,813,499

                            See accompanying notes.

DECEMBER 31, 2003

                        SECURITY DIVERSIFIED INCOME FUND
                                   (CONTINUED)

                                                    PRINCIPAL      MARKET
               REPURCHASE AGREEMENT                   AMOUNT       VALUE
-------------------------------------------------   ----------   -----------
United Missouri Bank, 0.50%, 01-02-04
 (Collateralized by FNMA note, 01-20-04 with
 a value of $1,927,000 and a repurchase
 amount of $1,888,052) ..........................   $1,888,000   $ 1,888,000
                                                                 -----------
  Total repurchase agreement
  (cost $1,888,000) - 2.0% ......................                  1,888,000
                                                                 -----------
  Total investments (cost $92,098,454) - 99.1% ..                 95,795,830
  Cash & other assets, less liabilities - 0.9% ..                    896,284
                                                                 -----------
  Total net assets - 100.0% .....................                $96,692,114
                                                                 ===========

For federal income tax purposes the identified cost of investments owned at December 31, 2003 was $93,523,253.

*Non-income producing security

plc (public limited company)

(1)Security is fair valued by Board of Directors. The total market value of fair valued securities amounts to $4, or 0.0% of net assets.

(2)Security issued in bankruptcy.

(3)Security is in default due to bankruptcy.

(4)Security is a 144A Series. The total market value of 144A securities is $3,836,483 (cost $3,617,801), or 4.0% of total net assets.

(5)Variable rate security. Rate indicated is rate effective at December 31, 2003.

MANAGER'S COMMENTARY

SECURITY HIGH YIELD FUND*

FEBRUARY 15, 2004

[SECURITY FUNDS LOGO]

ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC

[PHOTO OF DAVID TOUSSAINT]

David Toussaint
Portfolio Manager

TO OUR SHAREHOLDERS:

The high yield market came roaring back during 2003 as an improving economy, declining default rates, and a recovering equity market set the tone. The high yield market, as measured by the Lehman Brothers High Yield Index, was able to record its second best year on record at 28.97% and was able to outperform most equity indices for the fourth straight year. The Security High Yield Fund was up 21.65%(1).

STELLAR HIGH YIELD PERFORMANCE IN 2003

For the year, high yield bonds significantly outperformed other fixed income asset classes, such as government bonds, which returned 2.4%, and higher quality corporate bonds which returned 7.7%. During the year, an improving economy and investors' increasing appetite for risk allowed many of the high yield issuers to repair their balance sheets through improved earnings, debt repayments, and debt refinancings. The lower quality CCC-rated bonds benefited the most and significantly outperformed the higher quality BB-rated bonds as CCC's returned 60% versus BB's 20% return. At the start of the year, many of the CCC-rated companies were facing bankruptcy and in some cases trading at 20 to 30 cents on the dollar. However, by yearend, many of these companies were able to refinance their maturing debt and have their other outstanding issues trading near par or higher.

During the year, a huge amount of cash poured into the high yield market. High yield mutual funds received a record $27.5 billion of cash; $10 billion more than the previous high in 1997. Additionally, many life insurance companies and pension plans allocated more investment dollars towards this asset class in 2003. All of this new money looking for a place to be invested allowed high yield issuers to come to market and refinance their maturing or callable issues. Consequently, with the issuers improving their balance sheets by extending their debt maturities or by paying lower interest rates, the high yield default rate continued its decline to 5.4% from 7.3% in 2002.

UNDERWEIGHT TO LOWER QUALITY BONDS HURTS PERFORMANCE

The Fund's underperformance this year relative to the Lehman Brothers High Yield Index is due primarily to its underweight to the lowest quality, CCC-rated credits. Several of the larger issuers in the high yield index are CCC-rated. Many of these companies had previously been investment grade rated and, due to deteriorating business fundamentals and excess leverage, had been downgraded to high yield. Investment grade issuers typically have larger issue sizes than high yield; therefore, these issues became a large percentage of the high yield index. Additionally, the Fund was underweight to the telecom, utilities, and airline sectors, all of which have a large share of CCC-rated bonds. The Fund typically invests in higher quality bonds and therefore avoided many of these issuers. As mentioned earlier, these higher quality bonds significantly under-performed the lower quality bonds during the year. However, we believe that over the long-term, investing in the higher quality issuers offers the best return for the risk taken.

SOME SUCCESS STORIES AID FUND

The Fund's holdings in certain cable television company bonds rebounded strongly during 2003 and returned greater than 100%. Adelphia Communications brought in new management, improved operations, and cleaned up their accounting books. Another cable company, Charter Communications, was able to re-finance some near term debt maturities and stabilize its business. Another sector that lagged in 2002 but rebounded in 2003 was the Fund's holdings in utility bonds such as AES Corporation, Calpine Corporation, and Edison Mission Energy. These companies were able to refinance their debt and improve profitability. Finally, two holdings that performed well in 2002 and continued to do well in 2003 were Nextel Communications, a wireless service provider, and Allied Holdings, an auto transport company. Both companies continued to produce free cash flow and de-lever their balance sheets.

MANAGER'S COMMENTARY

SECURITY HIGH YIELD FUND (CONTINUED)*
FEBRUARY 15, 2004

POSITIVE TREND TO CONTINUE IN 2004

The high yield market is coming off one of it best years in history so we don't expect the market to repeat the lofty returns experienced in 2004. What we do expect is the market to continue to do well as the economy continues to improve and the default rate continues to decline. In the event of rising interest rates, the high yield market should continue to out-perform the higher quality fixed income asset classes such as government bonds and investment grade corporate bonds. If 2004 is a year of continued economic expansion, we remain optimistic about the prospects for high yield.

Sincerely,

David Toussaint
Portfolio Manager

(1) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares.

* The portfolio manager letters and the performance graphs that follow each of the letters are unaudited.

                              HIGH YIELD FUND VS.
                        LEHMAN BROTHERS HIGH YIELD INDEX
                                    12-31-03
[LINE GRAPH]

   DATE       INVESTMENT          VALUE
----------    ----------      -----------
  8/6/1996      10,000          9523.8095
 9/30/1996                      9781.1269
12/31/1996                     10019.3462
 3/31/1997                     10194.6356
 6/30/1997                     10599.5310
 9/30/1997                     11003.3154
12/31/1997                     11278.6514
 3/31/1998                     11641.7140
 6/30/1998                     11747.5855
 9/30/1998                     11547.4459
12/31/1998                    11835.89926
 3/31/1999                    11951.33946
 6/30/1999                    11911.58513
 9/30/1999                    11778.77903
12/31/1999                    11770.53154
 3/31/2000                    11539.45454
 6/30/2000                    11534.45467
 9/29/2000                    11686.66631
12/29/2000                    11408.90493
 3/30/2001                    11935.96211
 6/29/2001                    11704.42156
 9/28/2001                    11206.80544
12/31/2001                    11966.49376
 3/28/2002                    12272.55984
 6/28/2002                    11738.60532
 9/30/2002                     11178.2993
12/31/2002                    11764.14784
 3/31/2003                    12300.91645
 6/30/2003                      13392.562
 9/30/2003                    13729.66721
12/31/2003                     14307.8599

LEHMAN BROTHERS
HIGH YIELD

        DATE                VALUE
--------------------      ---------
INCEPTION   8/05/96       10,000.00
            9/30/96       10,351.60
           12/31/96       10,713.39
            3/31/97       10,833.03
            6/30/97       11,336.46
            9/30/97       11,851.52
           12/31/97       12,081.46
            3/31/98       12,487.78
            6/30/98       12,625.65
            9/30/98       12,050.69
           12/31/98       12,307.03
            3/31/99       12,533.43
            6/30/99       12,566.52
            9/30/99       12,386.91
           12/31/99       12,589.80
            3/31/00       12,295.73
           06/30/00       12,437.20
           09/30/00       12,507.18
           12/31/00       11,851.92
          3/31/2001       12,604.41
          6/30/2001       12,317.36
          9/30/2001       11,796.11
         12/31/2001       12,477.29
          3/31/2002       12,687.30
          6/30/2002       11,878.19
          9/30/2002       11,529.80
         12/31/2002       12,306.90
          3/31/2003       13,243.88
          6/30/2003       14,581.95
          9/30/2003       14,985.63
         12/31/2003       15,871.49

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of High Yield Fund on August 15, 1996 (date of inception), and reflects deduction of the 4.75% sales load. On December 31, 2003, the value of your investment in the Fund's Class
A shares (with dividends reinvested) would have grown to $14,308. By comparison, the same $10,000 investment would have grown to $15,871 based on the performance of the Lehman Brothers High Yield Index.

The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares.

                                HIGH YIELD FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2003

CLASS A SHARES                                 CLASS B SHARES                                CLASS C SHARES
1 YEAR                       15.89%            1 YEAR                     15.82%             1 YEAR                    19.83%
5 YEARS                       2.90%            5 YEARS                     2.75%             Since Inception            5.38%
Since Inception               4.98%            Since Inception             4.84%             (5-01-00)
(8-05-96)                                      (8-05-96)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                            SECURITY HIGH YIELD FUND

                                                    PRINCIPAL    MARKET
CONVERTIBLE BONDS                                    AMOUNT       VALUE
-----------------                                   ---------    ------
AEROSPACE & DEFENSE - 0.2%
Gencorp, Inc., 5.75% - 2007 ....................   $   75,000   $   75,094
AUTOMOBILES - 1.0%
Sonic Automotive, Inc.,
     5.25% - 2009 ..............................      350,000      341,250
COMMUNICATIONS - 0.9%
Mediacom Communications,
     5.25% - 2006 ..............................      325,000      314,438
ELECTRIC UTILITIES - 2.6%
AES Corporation,
     4.50% - 2005 ..............................    1,000,000      950,000
HEALTH CARE - SERVICES - 1.9%
Service Corporation International,
     6.75% - 2008 ..............................      650,000      696,312
TELECOMMUNICATIONS - 1.3%
Level 3 Communications, Inc.,
     6.00% - 2010 ..............................      325,000      218,562
Nextel Communications,
     5.25% - 2010 ..............................      250,000      253,750
                                                                ----------
                                                                   472,312
                                                                ----------
     Total convertible bonds
       (cost $2,812,198) - 7.9% ................                 2,849,406

CORPORATE BONDS
AEROSPACE & DEFENSE - 3.2%
DRS Technologies, Inc.,
     6.875% - 2013(5) ..........................      500,000      513,750
Esterline Technologies,
     7.75% - 2013(5) ...........................       50,000       53,750
L-3 Communications Corporation:
     8.00% - 2008 ..............................      125,000      130,156
     6.125% - 2014(5) ..........................      300,000      300,750
Sequa Corporation, 9.00% - 2009 ................      125,000      137,813
                                                                ----------
                                                                 1,136,219

AIRLINES - 2.1%
Delta Air Lines:
     6.65% - 2004 ..............................      375,000      375,000
     7.70% - 2005 ..............................      325,000      306,719
United Air Lines, 7.73% - 2010 .................      100,000       82,738
                                                                ----------
                                                                   764,457
AUTOMOTIVE - 4.5%
Allied Holdings, Inc.,
     8.625% - 2007 ..........................         225,000      216,000
Autonation, Inc., 9.00% - 2008 ..............          50,000       57,375
Group One Automotive, Inc.:
     10.875% - 2009 .........................         300,000      319,500
     8.25% - 2013 ...........................         100,000      107,000
Mark IV Industries, Inc.,
     7.50% - 2007 ...........................         600,000      519,000
Sonic Automotive, Inc.,
     8.625% - 2013 ..........................         200,000      211,000
TRW Automotive, Inc.,
     9.375% - 2013 ..........................         150,000      171,375
                                                                ----------
                                                                 1,601,250

BANKING - 0.6%
BF SAUL REIT, 9.75% - 2008 ..................         175,000      182,656
FCB/NC Capital Trust,

     8.05% - 2028 ...........................          50,000       49,823
                                                                ----------
                                                                   232,479

BEVERAGE - 1.3%
Canandaigua Brands, Inc.,

     8.625% - 2006 ..........................         241,000      267,510
Le-Nature's, Inc.,
     9.00% - 2013(5) ........................         200,000      211,000
                                                                ----------
                                                                   478,510

BUILDING MATERIALS - 3.4%
Building Materials Corporation:
     7.75% - 2005 ...........................         209,000      213,702
     8.00% - 2007 ...........................         450,000      447,750
     8.00% - 2008 ...........................         175,000      172,375
Norcraft Companies,
     9.00% - 2011(5) ........................         100,000      108,000
Nortek Holdings, Inc.:
     8.875% - 2008 ..........................         125,000      130,781
     0.00% - 2011(1) ........................         200,000      144,500
                                                                ----------
                                                                 1,217,108

CHEMICALS - 1.3%
ISP Holdings, Inc.,
     10.625% - 2009 .........................         200,000      220,000
United Agri Products,

     8.25% - 2011(5) ........................         250,000      256,875
                                                                ----------
                                                                   476,875

CONSTRUCTION MACHINERY - 2.8%
Case New Holland, Inc.,

     9.25% - 2011(5) ........................         350,000      392,000
Navistar International,
     8.00% - 2008 ...........................          75,000       77,063
Shaw Group, Inc.,
     10.75% - 2010(5) .......................         450,000      477,000
Titan Wheel International, Inc.,
     8.75% - 2007 ...........................         100,000       77,000
                                                                ----------
                                                                 1,023,063

                            See accompanying notes.

DECEMBER 31, 2003

                      SECURITY HIGH YIELD FUND (CONTINUED)

                                                     PRINCIPAL     MARKET
     CORPORATE BONDS (CONTINUED)                       AMOUNT      VALUE
-------------------------------------------------   ----------   ----------
CONSUMER PRODUCTS - 0.2%
Central Garden & Pet Company,
     9.125% - 2013 ..............................   $   50,000   $   55,500
DIVERSIFIED MANUFACTURING - 0.6%
Tyco International Group S.A.,
     5.80% - 2006 ...............................      200,000      211,500
ELECTRIC - UTILITY - 4.1%
Calpine Corporation:
     8.75% - 2007 ...............................      125,000      102,500
     8.50% - 2011 ...............................       50,000       39,562
CMS Energy Corporation,
     7.50% - 2009 ...............................      175,000      180,250
East Coast Power LLC:
     6.737% - 2008 ..............................       35,176       35,528
     7.066% - 2012 ..............................       56,347       56,910
Edison Mission Energy,
     10.00% - 2008 ..............................      200,000      207,500
Mirant Americas General LLC,
     7.625% - 2006*(3)...........................      225,000      190,125
PG&E Corporation,
     6.875% - 2008(5)............................      250,000      270,625
Suburban Propane Partners,
     6.875% - 2013(5)............................      400,000      404,000
                                                                 ----------
                                                                  1,487,000

ENERGY - INTEGRATED - 0.5%
Petrobras International Finance:
     9.00% - 2008(1).............................       75,000       90,938
     9.125% - 2013 ..............................       75,000       82,125
                                                                 ----------
                                                                    173,063

ENTERTAINMENT - 0.5%
Cinemark USA, Inc.,
     9.00% - 2013 ...............................      100,000      112,500
Speedway Motorsports, Inc.,
     6.75% - 2013 ...............................       50,000       51,625
                                                                 ----------
                                                                    164,125

ENVIRONMENTAL - 1.4%
Allied Waste North America, Inc.:
     8.875% - 2008 ..............................      150,000      168,000
     10.00% - 2009 ..............................      125,000      135,000
Casella Waste Systems,
     9.75% - 2013 ...............................      100,000      112,000
Great Lakes Dredge & Dock,
     7.75% - 2013(5).............................      100,000      102,875
                                                                 ----------
                                                                    517,875

FOOD - 1.8%
Dean Foods Company,
     8.15% - 2007 ...............................      150,000      165,750
Dole Foods Company,
     8.875% - 2011 ..............................       50,000       54,875
Land 'O Lakes, Inc.,
     8.75% - 2011 ...............................      200,000      175,000
Pinnacle Foods Holding,
     8.25% - 2013(5).............................      250,000      258,750
                                                                 ----------
                                                                    654,375

GAMING - 3.0%
Harrahs Operating Company, Inc.,
     7.875% - 2005 ..............................      375,000      407,812
Mandalay Resort Group,
     6.50% - 2009 ...............................      200,000      207,500
MGM Grand, Inc.,
     6.95% - 2005 ...............................      125,000      130,000
Mirage Resorts, Inc.,
     6.625% - 2005 ..............................      125,000      129,688
Park Place Entertainment Corporation,
     7.875% - 2005 ..............................      175,000      187,469
                                                                 ----------
                                                                  1,062,469

HEALTH CARE - 3.5%
Bergen Brunswig Corporation,
     7.25% - 2005 ...............................      115,000      120,175
Fisher Scientific International,
     8.00% - 2013(5).............................      500,000      536,250
Healthsouth Corporation, Inc.,
     8.50% - 2008 ...............................      225,000      217,125
Rural/Metro Corporation,
     7.875% - 2008 ..............................      100,000       81,000
Triad Hospitals, Inc.,
     8.75% - 2009 ...............................      275,000      298,031
                                                                 ----------
                                                                  1,252,581

HIGH YIELD MARKET INDEX - 4.3%
DJ Trac-X NA HY S2 T2,
     6.05% - 2009(5).............................    1,500,000    1,535,625
HOME CONSTRUCTION - 0.6%
D.R. Horton, Inc.,
     8.375% - 2004 ..............................       75,000       76,875
Standard Pacific Corporation,
     8.50% - 2009 ...............................      150,000      156,000
                                                                 ----------
                                                                    232,875

                            See accompanying notes.

DECEMBER 31, 2003

                                                     PRINCIPAL     MARKET
       CORPORATE BONDS (CONTINUED)                    AMOUNT       VALUE
-------------------------------------------------   ----------   ----------
INDEPENDENT - EXPLORATION & PRODUCTION - 6.7%
Arch Western Finance,
   6.75% - 2013(5)...............................   $  300,000    $ 308,250
BRL Universal Equipment,
   8.875% - 2008 ................................      525,000      563,062
Chesapeake Energy Corporation,
   8.375% - 2008 ................................      175,000      192,500
Houston Exploration Company,
   7.00% - 2013(5)...............................       50,000       51,625
Magnum Hunter Resources, Inc.,
   9.60% - 2012 .................................      125,000      141,875
Paramount Resources, Ltd.,
   7.875% - 2010 ................................      500,000      497,500
Plains All American Pipeline,
   5.625% - 2013(5)..............................      400,000      403,500
Tom Brown, Inc., 7.25% - 2013 ...................      100,000      105,750
Transmontaigne, Inc.,
   9.125% - 2010(5)..............................       75,000       80,438
Williams Companies, Inc.,
   8.625% - 2010 ................................       50,000       56,125
                                                                  ---------
                                                                  2,400,625

INDUSTRIAL OTHER - 3.4%
Corrections Corporation of America,
   7.50% - 2011 .................................       50,000       52,500
Iron Mountain, Inc.:
   8.25% - 2011 .................................      250,000      262,500
   7.75% - 2015 .................................       25,000       26,187
   6.625% - 2016 ................................      250,000      243,125
Usec, Inc., 6.625% - 2006 .......................      650,000      620,750
                                                                  ---------
                                                                  1,205,062

INSURANCE - 0.2%
Genamerica Capital, Inc.,
   8.525% - 2027(5)..............................       75,000       86,348
LODGING - 1.6%
HMH Properties, Inc.,
   7.875% - 2008 ................................      175,000      182,000
Starwood Hotels & Resorts Worldwide, Inc.,
   7.375% - 2007 ................................      150,000      162,000
Sun International Hotels,
   8.875% - 2011 ................................      200,000      218,500
                                                                  ---------
                                                                    562,500

MEDIA - CABLE - 3.6%
Adelphia Communications Corporation:
   9.50% - 2004*(4)..............................       17,356       16,141
   8.375% - 2008*(4).............................      200,000      186,500
Century Communications Corporation,
   9.50% - 2005*(4)..............................      125,000      120,625
Charter Communications Holdings LLC:
   8.625% - 2009 ................................      100,000       87,250
   11.125% - 2011 ...............................      200,000      183,500
CSC Holdings, Inc.,
   7.25% - 2008 .................................      125,000      130,000
Diamond Holdings plc,
   9.125% - 2008 ................................      175,000      180,906
Shaw Communications, Inc.,
   7.25% - 2011 .................................      125,000      135,156
Videotron,
   6.875% - 2014(5)..............................      250,000      258,125
                                                                  ---------
                                                                  1,298,203

MEDIA - NON-CABLE - 3.7%
American Media, Inc.,

   8.875% - 2011 ................................       20,000       21,700
Echostar DBS Corporation,
   9.375% - 2009 ................................      500,000      525,625
Emmis Communications Corporation,
   8.125% - 2009 ................................      350,000      367,063
Entercom Radio/Capital,
   7.625% - 2014 ................................       75,000       80,531
Hollinger International Publishing,
   9.00% - 2010 .................................      100,000      106,250
RH Donnelley Financial Corporation,
   10.875% - 2012 ...............................      125,000      148,281
USA Networks, Inc.,
   6.75% - 2005 .................................       75,000       79,927
                                                                  ---------
                                                                  1,329,377

METALS - 2.4%
AK Steel Corporation,
   7.875% - 2009 ................................      425,000      372,937
Asarco, Inc.,
   7.875% - 2013 ................................      150,000      100,500
Bulong Operations,
   12.50% - 2008*(2, 3)..........................       75,000           --
Imco Recycling, Inc.,
   10.375% - 2010(5).............................      375,000      385,313
                                                                  ---------
                                                                    858,750

                            See accompanying notes.

DECEMBER 31, 2003

SECURITY HIGH YIELD FUND (CONTINUED)

                                               PRINCIPAL     MARKET
        CORPORATE BONDS (CONTINUED)             AMOUNT       VALUE
-------------------------------------------    ---------    ---------
OIL & FIELD SERVICES - 3.2%
Grey Wolf, Inc.,
  8.875% - 2007 ...........................    $  49,000    $  50,470
Key Energy Services, Inc.,
  8.375% - 2008 ...........................      200,000      214,000
North America Energy Partner,
  8.75% - 2011(5)..........................      150,000      157,500
Petroleum Geo-Services:
  8.00% - 2006 ............................      150,000      151,500
  10.00% - 2010 ...........................      300,000      321,000
Pride Petroleum Services, Inc.,
  9.375% - 2007 ...........................      261,000      268,830
                                                            ---------
                                                            1,163,300

PACKAGING - 2.1%
Ball Corporation,
  6.875% - 2012 ...........................      250,000      261,250
Owens-Brockway Glass Containers,
  7.75% - 2011 ............................       50,000       53,687
Owens-Illinois, Inc.,
  8.10% - 2007 ............................      175,000      184,406
Silgan Holdings, Inc.,
  6.75% - 2013 ............................      250,000      250,625
                                                            ---------
                                                              749,968

PAPER - 0.7%
Cascades, Inc.,
  7.25% - 2013 ............................      250,000      263,750
PHARMACEUTICALS - 1.2%
AdvancePCS,
  8.50% - 2008 ............................      200,000      217,000
Amerisourcebergen Corporation,
  8.125% - 2008 ...........................      200,000      225,500
                                                            ---------
                                                              442,500

PIPELINES - 2.9%
Gulfterra Energy Partner,
  6.25% - 2010 ............................      575,000      598,000
Northwest Pipeline Corporation,
  8.125% - 2010 ...........................      100,000      111,000
Sonat, Inc.,
  7.625% - 2011 ...........................      350,000      324,188
                                                            ---------
                                                            1,033,188

REFINING - 0.3%
Crown Central Petroleum Corporation,
  10.875% - 2005 ..........................      140,000       91,000
RENTAL - AUTO EQUIPMENT - 0.4%
United Rentals, Inc.,
  9.25% - 2009 ............................      125,000      131,250
RESTAURANTS - 2.6%
Friendly Ice Cream Corporation,
  10.50% - 2007 ...........................      400,000      414,500
O'Charleys, Inc.,
  9.00% - 2013(5)..........................      500,000      502,500
                                                            ---------
                                                              917,000

                                                   PRINCIPAL      MARKET
         CORPORATE BONDS (CONTINUED)                AMOUNT         VALUE
----------------------------------------------    ----------    ----------
RETAILERS - 0.0%
Ames Department Stores, Inc.,
  10.00% - 2006(*2, 4) .......................    $  200,000    $       --
SERVICES - 0.0%
American Eco Corporation,
  9.625% - 2008*(4)...........................       125,000            12
SUPERMARKETS - 0.6%
Fleming Companies, Inc.,
  9.875% - 2012*(3)...........................       100,000           250
Roundy's, Inc.,
  8.875% - 2012 ..............................       200,000       213,500
                                                                ----------
                                                                   213,750

TECHNOLOGY - 1.5%
Activant Solutions, Inc.,
  10.50% - 2011 ..............................       150,000       161,437
Stratus Technologies, Inc.,
  10.375% - 2008(5)...........................       350,000       371,438
                                                                ----------
                                                                   532,875

TELECOMMUNICATIONS - 4.4%
Exodus Communications, Inc.,
  11.625% - 2010*(2, 4).......................       150,000            --
LCI International, Inc.,
  7.25% - 2007 ...............................       625,000       600,000
Mastec, Inc.,
  7.75% - 2008 ...............................       225,000       227,250
Nextel Communications,
  9.375% - 2009 ..............................       200,000       218,000
Rogers Wireless Communications,
  8.80% - 2007 ...............................       525,000       539,438
                                                                ----------
                                                                 1,584,688

TOBACCO - 0.1%
Dimon, Inc.,
  7.75% - 2013(5).............................        50,000        51,500
TRANSPORTATION - OTHER - 1.6%
Overseas Shipholding Group,
  8.25% - 2013 ...............................       100,000       107,125
Pegasus Aviation Lease Securitization,
  8.42% - 2030*(2, 3).........................       244,615            --
Stena AB:
  9.625% - 2012 ..............................        75,000        84,563
  7.50% - 2013(5).............................       250,000       257,500
Teekay Shipping Corporation,
  8.32% - 2008 ...............................       135,000       141,750
                                                                ----------
                                                                   590,938

UTILITY - OTHER - 0.7%
NRG Energy, Inc.,
  8.00% - 2013(5).............................       250,000       262,813
                                                                ----------
  Total corporate bonds
   (cost $29,867,256) - 83.6% ................                  30,046,346

                            See accompanying notes.

DECEMBER 31, 2003

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                     NUMBER          MARKET
               PREFERRED STOCKS                    OF SHARES         VALUE
----------------------------------------------    ------------    ------------
MEDIA-CABLE - 0.2%
CSC Holdings, Inc., 11.125% ..................             746    $     78,330

MEDIA NON-CABLE - 0.4%
Primedia, Inc., 10.00% .......................           1,300         127,400
                                                                  ------------
  Total preferred stocks
    (cost $103,996) - 0.6% ...................                         205,730

COMMON STOCK
MOVIES & ENTERTAINMENT - 0.0%
Viacom, Inc. (Cl.B) ..........................             296          13,137
                                                                  ------------
  Total common stock
    (cost $11,249) - 0.0% ....................                          13,137

REPURCHASE AGREEMENT
United Missouri Bank, 0.50%, 01-02-04
  (Collateralized by FNMA, 01-20-04
  with a value of $2,593,000
  and a repurchase amount
  of $2,540,071) .............................    $  2,540,000       2,540,000
                                                                  ------------
  Total repurchase agreement
    (cost $2,540,000) - 7.1% .................                       2,540,000
                                                                  ------------

  Total investments
    (cost $35,334,699) - 99.2% ...............                      35,654,619

  Cash & other assets, less liabilities - 0.8%                         302,998
                                                                  ------------
  Total net assets - 100.0% ..................                    $ 35,957,617
                                                                  ============

For federal income tax purposes the identified cost of investments owned at December 31, 2003 was $35,204,948.

*Non-income producing security
    plc (public limited company)

(1) Security is a step bond. Rate indicated is rate effective at December 31, 2003.

(2) Security is fair valued by Board of Directors. The total market value of fair valued securities amounts to $4, or 0.0% of net assets.

(3) Security is in default due to bankrupcy.

(4) Security issued in bankruptcy.

(5) Security is a 144A Series. The total market value of 144A securities is $8,598,100 (cost $8,337,565), or 23.9% of total net assets.

                            See accompanying notes.

MANAGERS' COMMENTARY

SECURITY CASH FUND*

FEBRUARY 15, 2004

[SECURITY FUNDS LOGO]

                                ADVISOR, SECURITY
                             MANAGEMENT COMPANY, LLC

TO OUR SHAREHOLDERS:

2003 continued to be another difficult year for money market funds with the persistent decline in interest rates. The Fund returned .20% for the 12-month period ending December 31, 2003.

INTEREST RATES STILL A CHALLENGE FOR MONEY MARKET MANAGERS

In June of 2003, the Federal Reserve Bank's policy-making Open Market Committee
(FOMC) lowered the Fed Funds target interest rates again by .25%. This follows generous rate cuts from the previous two years. Continuous declines of this magnitude generally make for lower returns of money market securities and, in turn, money market funds.

CHARACTERISTICS OF PORTFOLIO ASSETS

At December 31, 2003 the average maturity of the holdings in Cash Fund was 43 days, which is a little shorter than the benchmark. However, this shorter maturity worked well by providing liquidity at a time when investors might be reallocating assets out of money market funds and back into the equity markets.

The yield curve has been relatively flat for all money market type securities for most of 2003 thus it has been difficult for the Fund to pick up additional yield from short-term debt, no matter the type or maturity. The majority of the Fund's assets continue to lie in Federal agency discount notes, due to slowing issuance in the commercial paper market as companies take advantage of low interest rates and extend the term of their debt. At the end of the year, about 83% of the Fund was made up of discount notes, 12% in commercial paper, 2% in SBA issues, 2% in funding agreements, and 1% in government securities.

OUTLOOK FOR 2004

For 2004 we anticipate the economy will continue to improve. While it is difficult to believe we will again experience 8% GDP growth like third quarter of 2003, the economy should continue to grow at a slower pace as companies begin to spend for capital improvements and additional workers. This will most likely keep the FOMC on the sidelines until late 2004. We plan to continue investing in Federal agency discount notes because expectations for issuance in commercial paper remain low. As the economy continues to grow, companies will eventually return to the commercial paper market but this time has still not arrived.

As always, we will continue to monitor the economic and market conditions when deciding portfolio strategies and will adjust the holdings mix and maturity structures in the portfolio to best take advantage of changing interest rate climates. Whatever the market conditions, the money market sector remains an important investment pool and should be considered by all investors as a part of any well-balanced portfolio.

Sincerely,

Fixed Income Team

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                    CASH FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 2003

1 Year                    0.20%
5 Years                   2.82%
10 Years                  3.67%

The performance data above represents past performance which is not predictive of future results. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced.

*The portfolio manager letters and the performance graphs that follow each of the letters are unaudited.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

                               SECURITY CASH FUND

                                                          PRINCIPAL     MARKET
COMMERCIAL PAPER                                            AMOUNT       VALUE
---------------------------------------------------------------------------------
BEVERAGES - 1.3%
Coca-Cola Company,
  1.02%, 01-16-04..........................               $  800,000  $   799,660
BROKERAGE - 2.7%
Merrill Lynch & Company, Inc.,
  1.02%, 01-08-04..........................                1,600,000    1,599,683
LEASING - 3.0%
International Lease Finance Corporation,
  1.04%, 01-05-04..........................                1,800,000    1,799,792
NATURAL GAS - 2.5%
New Jersey Natural Gas Company,
  1.03%, 01-07-04..........................                1,500,000    1,499,743
TELECOMMUNICATIONS - 2.8%
Verizon Network Funding Corporation:
  1.03%, 01-20-04..........................                1,000,000      999,456
  1.05%, 02-04-04..........................                  639,000      638,366
                                                                      -----------
                                                                        1,637,822
                                                                      -----------
  Total commercial paper
  (cost $7,336,700) - 12.3%................                             7,336,700

U.S. GOVERNMENT AGENCIES
FEDERAL FARM CREDIT BANK - 13.3%
  1.05%, 01-06-04..........................                2,400,000    2,399,650
  1.04%, 01-09-04..........................                2,200,000    2,199,491
  1.07%, 02-26-04..........................                3,300,000    3,294,507
                                                                      -----------
                                                                        7,893,648
FEDERAL HOME LOAN BANK - 9.6%
  1.05%, 01-14-04..........................                1,500,000    1,499,431
  1.07%, 02-18-04..........................                2,100,000    2,097,004
  1.07%, 03-03-04..........................                1,000,000      998,157
  1.10%, 03-26-04..........................                1,100,000    1,097,143
                                                                      -----------
                                                                        5,691,735
FEDERAL HOME LOAN MORTGAGE COMPANY - 23.4%
  1.08%, 01-09-04..........................                  675,000      674,838
  1.03%, 01-13-04..........................                2,100,000    2,099,279
  1.08%, 01-21-04..........................                  500,000      499,700
  1.06%, 01-22-04..........................                1,100,000    1,099,320
  1.06%, 02-02-04..........................                1,900,000    1,898,210
  1.067%, 02-12-04.........................                2,400,000    2,397,012
  1.05%, 03-01-04..........................                1,000,000      999,888
  1.08%, 03-01-04..........................                1,300,000    1,296,022
  1.17%, 05-05-04..........................                3,000,000    2,987,813
                                                                      -----------
                                                                       13,952,082
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.6%
  1.075%, 01-07-04.........................                1,400,000    1,399,749
  1.05%, 01-09-04..........................                1,600,000    1,599,627
  1.065%, 01-14-04.........................                1,500,000    1,499,423
  1.05%, 01-15-04..........................                2,400,000    2,399,020
  1.05%, 01-28-04..........................                2,000,000    1,998,425
  1.04%, 02-04-04..........................                1,000,000      999,018
  1.03%, 02-09-04..........................                2,100,000    2,097,657
  1.03%, 02-10-04..........................                1,600,000    1,598,169
  1.065%, 02-18-04.........................                1,800,000    1,797,444
  1.11%, 03-17-04..........................                  750,000      748,243
  1.10%, 04-01-04..........................                2,300,000    2,293,605
  1.08%, 04-02-04..........................                1,300,000    1,296,412
  1.135%, 04-21-04.........................                1,600,000    1,594,400
  1.30%, 10-15-04..........................                  500,000      494,800
                                                                      -----------
                                                                       21,815,992
SMALL BUSINESS ASSOCIATION POOLS - 1.7%
  #501927, 2.25%, 01-01-04(1)..............                  218,907      220,973
  #502398, 1.625%, 01-01-04(1).............                   54,584       54,789
  #503152, 1.625%, 01-01-04(1).............                  252,268      252,268
  #503265, 1.50%, 01-01-04(1)..............                  156,412      156,021
  #503303, 1.50%, 01-01-04(1)..............                  148,673      148,765
  #503295, 1.50%, 01-01-04(1)..............                  165,825      165,929
                                                                      -----------
                                                                          998,745
STUDENT LOAN MORTGAGE ASSOCIATION - 0.7%
  1.241%, 01-25-04(1)......................                   81,651       81,651
  1.651%, 01-07-04(1)......................                  343,774      344,761
                                                                      -----------
                                                                          426,412
                                                                      -----------
  Total U.S. government agencies
  (cost $50,778,614) - 85.3%...............                            50,778,614

MISCELLANEOUS ASSETS
FUNDING AGREEMENT - 1.6%
United of Omaha Life Insurance
  Company, 1.219%, 01-21-05(1).............                1,000,000    1,000,000
                                                                      -----------
  Total miscellaneous assets
  (cost $1,000,000) - 1.6%.................                             1,000,000

REPURCHASE AGREEMENT
United Missouri Bank, 0.50%, 01-02-04
  (Collateralized by FNMA, 01-20-04 with
  a value of $296,000 and a repurchase
  amount of $290,008)......................                  290,000      290,000
                                                                      -----------
  Total repurchase agreement
  (cost $290,000) - 0.5%...................                               290,000
                                                                      -----------
  Total investments
  (cost $59,405,314) - 99.7%...............                            59,405,314
  Cash & other assets, less liabilities - 0.3%                            157,884
                                                                      -----------
  Total net assets - 100.0%................                           $59,563,198
                                                                      ===========

The identified cost of investments owned at December 31, 2003 was the same for federal income tax and financial statement purposes.

(1)Variable rate security. Rate indicated is rate effective at December 31, 2003. Maturity date indicated is next interest rate reset date.

                            See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                             SECURITY INCOME FUND
                                                                           -------------------------
                                                            SECURITY       DIVERSIFIED          HIGH           SECURITY
                                                         MUNICIPAL BOND      INCOME            YIELD             CASH
                                                              FUND            FUND              FUND             FUND
ASSETS
Investments, at value(1) .............................   $  14,385,774    $  95,795,830    $  35,654,619    $  59,405,314
Cash .................................................          44,051                -                -          190,941
Receivables:
  Fund shares sold ...................................               -           53,354           11,003                -
  Securities sold ....................................               -                -                -            4,519
  Dividend ...........................................               -                -            2,093                -
  Interest ...........................................         208,327          989,968          584,907            5,151
  Security Management Company ........................           9,624                -                -            8,190
Prepaid expenses .....................................          18,725           16,049           11,533           18,026
                                                         -------------    -------------    -------------    -------------
   Total assets ......................................   $  14,666,501    $  96,855,201    $  36,264,155    $  59,632,141
                                                         -------------    -------------    -------------    -------------
LIABILITIES
Payable for:
  Cash overdraft .....................................   $           -    $       3,626    $         533    $           -
  Securities purchased ...............................               -                -          241,250                -
  Fund shares redeemed ...............................               -           51,384           17,429            3,003
  Dividends payable to shareholders ..................               -                -                -            5,230
  Management fees ....................................           6,303           28,497           17,673           25,606
  Custodian fees .....................................           1,162            1,565              867            1,395
  Transfer and administration fees ...................           2,061           22,029            4,766           21,765
  Professional fees ..................................           5,360            7,600            5,345            5,325
  12b-1 distribution plan fees .......................           3,741           40,739           17,765                -
  Other ..............................................           4,237            7,647              910            6,619
                                                         -------------    -------------    -------------    -------------
    Total liabilities ................................          22,864          163,087          306,538           68,943
                                                         -------------    -------------    -------------    -------------
NET ASSETS ...........................................   $  14,643,637    $  96,692,114    $  35,957,617    $  59,563,198
                                                         =============    =============    =============    =============
NET ASSETS CONSIST OF:
Paid in capital ......................................   $  13,985,254    $ 101,583,755    $  37,614,458    $  59,563,198
Accumulated undistributed net investment income (loss)               -          (56,124)          78,328                -
Accumulated undistributed net realized gain (loss)
  on sale of investments .............................        (284,494)      (8,532,893)      (2,055,088)               -
Net unrealized appreciation (depreciation)
  in value of investments ............................         942,877        3,697,376          319,919                -
                                                         -------------    -------------    -------------    -------------
    Total net assets .................................   $  14,643,637    $  96,692,114    $  35,957,617    $  59,563,198
                                                         =============    =============    =============    =============
CLASS "A" SHARES
Capital shares outstanding ...........................       1,297,447       16,165,738        2,117,329       59,563,198
Net assets ...........................................   $  13,718,267    $  77,949,707    $  25,777,157    $  59,563,198
                                                         -------------    -------------    -------------    -------------
Net asset value per share ............................   $       10.57    $        4.82    $       12.17    $        1.00
                                                         =============    =============    =============    =============
Offering price per share (net asset value
  divided by 95.25%) .................................   $       11.10    $        5.06    $       12.78                -
                                                         =============    =============    =============    =============
CLASS "B" SHARES
Capital shares outstanding ...........................          87,390        2,686,838          685,890                -
Net assets ...........................................   $     925,370    $  12,902,228    $   8,323,340                -
                                                         -------------    -------------    -------------    -------------
Net asset value per share ............................   $       10.59    $        4.80    $       12.14                -
                                                         =============    =============    =============    =============
CLASS "C" SHARES
Capital shares outstanding ...........................               -        1,218,201          152,354                -
Net assets ...........................................               -    $   5,840,179    $   1,857,120                -
                                                         -------------    -------------    -------------    -------------
Net asset value per share ............................               -    $        4.79    $       12.19                -
                                                         =============    =============    =============    =============
(1) Investments, at cost .............................   $  13,442,899    $  92,098,454    $  35,334,699    $  59,405,314

                            See accompanying notes.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

                                                                                        SECURITY INCOME FUND
                                                                                        --------------------
                                                                           SECURITY     DIVERSIFIED       HIGH         SECURITY
                                                                        MUNICIPAL BOND    INCOME          YIELD          CASH
                                                                             FUND          FUND           FUND           FUND
INVESTMENT INCOME:
  Dividends ..........................................................   $         -    $    17,821    $    22,728    $         -
  Interest ...........................................................       731,038      5,036,680      1,430,884        814,907
                                                                         -----------    -----------    -----------    -----------
    Total investment income ..........................................       731,038      5,054,501      1,453,612        814,907
EXPENSES:
  Management fees ....................................................        79,242        344,933        111,340        341,524
  Custodian fees .....................................................         3,582          9,179          5,765          7,501
  Transfer/maintenance fees ..........................................        12,927        266,341         21,215        314,893
  Administration fees ................................................        14,264         88,699         16,701         30,738
  Directors' fees ....................................................        20,065          3,197            805         20,074
  Professional fees ..................................................         8,944         17,113          8,868         11,369
  Reports to shareholders ............................................         1,139         11,344          1,506          7,089
  Registration fees ..................................................        31,308         38,255         28,508         39,917
  Other expenses .....................................................         2,095          4,463          1,273          4,141
  12b-1 distribution plan fees - Class A .............................        36,696        184,148         26,817              -
  12b-1 distribution plan fees - Class B .............................        11,701        188,880         62,857              -
  12b-1 distribution plan fees - Class C .............................             -         60,054         15,443              -
                                                                         -----------    -----------    -----------    -----------
    Total expenses ...................................................       221,963      1,216,606        301,098        777,246
      Less: Reimbursement of expenses - Class A ......................       (49,665)       (69,425)             -       (101,391)
            Reimbursement of expenses - Class B ......................        (3,888)       (17,690)             -              -
            Reimbursement of expenses - Class C ......................             -         (5,768)             -              -
            Earnings credits applied .................................        (1,206)          (828)          (860)        (1,038)
                                                                         -----------    -----------    -----------    -----------
    Net expenses .....................................................       167,204      1,122,895        300,238        674,817
                                                                         -----------    -----------    -----------    -----------
      Net investment income ..........................................       563,834      3,931,606      1,153,374        140,090
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on
  investments ........................................................       351,518        130,607       (508,409)             -
Net change in unrealized appreciation
  (depreciation) during the period on investments ....................      (376,094)    (1,568,329)     2,674,793              -
                                                                         -----------    -----------    -----------    -----------
Net gain (loss) ......................................................       (24,576)    (1,437,722)     2,166,384              -
                                                                         -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting
  from operations ....................................................   $   539,258    $ 2,493,884    $ 3,319,758    $   140,090
                                                                         ===========    ===========    ===========    ===========

                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
DECEMBER 31, 2003

                                                                                      SECURITY INCOME FUND
                                                                                      --------------------
                                                                      SECURITY       DIVERSIFIED        HIGH          SECURITY
                                                                   MUNICIPAL BOND      INCOME          YIELD            CASH
                                                                        FUND            FUND            FUND            FUND
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ..................................   $    563,834    $  3,931,606    $  1,153,374    $    140,090
  Net realized gain (loss) during the period
    on investments ..............................................        351,518         130,607        (508,409)              -
  Net change in unrealized appreciation (depreciation) ..........
    during the period ...........................................       (376,094)     (1,568,329)      2,674,793               -
                                                                    ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets resulting
    from operations .............................................        539,258       2,493,884       3,319,758         140,090

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .....................................................       (553,093)     (3,217,166)       (668,146)       (140,090)
    Class B .....................................................        (35,571)       (657,724)       (350,630)              -
    Class C .....................................................              -        (217,243)         (84,75)              -
                                                                    ------------    ------------    ------------    ------------
    Total distributions to shareholders .........................       (588,664)     (4,092,133)     (1,103,541)       (140,090)

NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 5) .........................................     (1,504,107)      4,534,975      22,762,034     (10,116,266)
                                                                    ------------    ------------    ------------    ------------
    Total increase (decrease) in net assets .....................     (1,553,513)      2,936,726      24,978,251     (10,116,266)

Net assets:
  Beginning of period ...........................................     16,197,150      93,755,388      10,979,366      69,679,464
                                                                    ------------    ------------    ------------    ------------
  End of period .................................................   $ 14,643,637    $ 96,692,114    $ 35,957,617    $ 59,563,198
                                                                    ============    ============    ============    ============
  Accumulated undistributed net investment income
    (loss) at end of period .....................................   $          -    $    (56,124)   $     78,328    $          -
                                                                    ============    ============    ============    ============

                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
DECEMBER 31, 2003

                                                                                       SECURITY INCOME FUND
                                                                                       --------------------
                                                                      SECURITY       DIVERSIFIED        HIGH         SECURITY
                                                                   MUNICIPAL BOND      INCOME          YIELD           CASH
                                                                       FUND             FUND            FUND           FUND
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income ...........................................   $    700,466    $  4,125,837    $    747,405    $    552,428
Net realized gain (loss)
  during the period on investments ..............................        197,710        (250,291)       (391,521)              -
Net change in unrealized appreciation
  (depreciation) during the period ..............................        661,383       3,601,677        (581,605)              -
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations .....................................      1,559,559       7,477,223        (225,721)        552,428

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .....................................................       (621,432)     (3,347,304)       (438,456)       (552,428)
    Class B .....................................................        (58,682)       (781,277)       (289,368)              -
    Class C .....................................................              -        (170,715)        (31,132)              -
  Net realized gain
    Class A .....................................................       (173,587)              -               -               -
    Class B .....................................................        (18,662)              -               -               -
    Class C .....................................................              -               -               -               -
                                                                    ------------    ------------    ------------    ------------
    Total distributions to shareholders .........................       (872,363)     (4,299,296)       (758,956)       (552,428)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 5) ...................................     (1,927,877)     15,939,016       1,445,733       2,041,757
                                                                    ------------    ------------    ------------    ------------
    Total increase (decrease) in net assets .....................     (1,240,681)     19,116,943         461,056       2,041,757

NET ASSETS:
Beginning of period .............................................     17,437,831      74,638,445      10,518,310      67,637,707
                                                                    ------------    ------------    ------------    ------------
End of period ...................................................   $ 16,197,150    $ 93,755,388    $ 10,979,366    $ 69,679,464
                                                                    ============    ============    ============    ============
Accumulated undistributed
  net investment income (loss) at end of period .................   $     24,832   ($    165,513)   $      6,572               -
                                                                    ============    ============    ============    ============

                            See accompanying notes.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MUNICIPAL BOND FUND (CLASS A)

                                                                    FISCAL YEARS ENDED DECEMBER 31
                                               -------------------------------------------------------------------------
                                               2003(b)(c)(d)   2002(b)(c)     2001(b)(c)     2000(b)(c)    1999(b)(c)(d)
                                               -------------   ----------     ----------     ----------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........   $    10.60     $    10.15     $    10.20     $     9.48     $    10.24
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income .......................         0.38           0.45           0.43           0.45           0.42
Net Gain (Loss) on Securities
  (realized and unrealized) .................        (0.01)          0.55          (0.05)          0.72          (0.76)
                                                ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ............         0.37           1.00           0.38           1.17          (0.34)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) ...................................        (0.40)         (0.43)         (0.43)         (0.45)         (0.42)
Distributions (from Realized Gains) .........            -          (0.12)             -              -              -
                                                ----------     ----------     ----------     ----------     ----------
  Total Distributions .......................        (0.40)         (0.55)         (0.43)         (0.45)         (0.42)
                                                ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD ...............   $    10.57     $    10.60     $    10.15     $    10.20     $     9.48
                                                ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a) ............................          3.6%          10.1%           3.8%          12.7%          (3.5%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........   $   13,718     $   14,567     $   15,672     $   16,679     $   17,630
Ratio of Expenses to Average Net Assets .....         1.01%          1.00%          0.99%          1.00%          1.01%
Ratio of Net Investment Income
  to Average Net Assets .....................         3.61%          4.09%          4.20%          4.60%          4.19%
Portfolio Turnover Rate .....................           57%            50%            54%            52%           108%

SECURITY MUNICIPAL BOND FUND (CLASS B)

                                                                  FISCAL YEARS ENDED DECEMBER 31
                                                  -----------------------------------------------------------------
                                                  2003(b)(c)(d) 2002(b)(c)  2001(b)(c)    2000(b)(c)  1999(b)(c)(d)
                                                  ------------- ----------  ----------    ----------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .............   $   10.62   $   10.16   $   10.22     $    9.50     $   10.26
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income ...........................        0.31        0.36        0.35          0.38          0.34
Net Gain (Loss) on Securities
  (realized and unrealized) .....................       (0.02)       0.57       (0.05)         0.71         (0.76)
                                                    ---------   ---------   ---------     ---------     ---------
Total from Investment Operations ................        0.29        0.93        0.30          1.09         (0.42)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .......................................       (0.32)      (0.35)      (0.36)        (0.37)        (0.34)
Distributions (from Realized Gains) .............           -       (0.12)          -             -             -
                                                    ---------   ---------   ---------     ---------     ---------
  Total Distributions ...........................       (0.32)      (0.47)      (0.36)        (0.37)        (0.34)
                                                    ---------   ---------   ---------     ---------     ---------
NET ASSET VALUE END OF PERIOD ...................   $   10.59   $   10.62   $   10.16     $   10.22     $    9.50
                                                    =========   =========   =========     =========     =========
TOTAL RETURN (a) ................................         2.8%        9.4%        2.9%         11.8%         (4.2%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............   $     926   $   1,630   $   1,766     $   1,605     $   1,661
Ratio of Expenses to Average Net Assets .........        1.76%       1.75%       1.74%         1.75%         1.76%
Ratio of Net Investment Income
  to Average Net Assets .........................        2.88%       3.34%       3.45%         3.85%         3.45%
Portfolio Turnover Rate .........................          57%         50%         54%           52%          108%

                            See accompanying notes.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME FUND (CLASS A)

                                                                           FISCAL YEARS ENDED DECEMBER 31
                                                     -------------------------------------------------------------------------
                                                     2003(b)(c)(d)    2002(b)(c)   2001(b)(c)(h)  2000(b)(c)(e)  1999(b)(c)(g)
                                                     -------------   -----------   -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...............   $     4.90     $     4.73     $     4.66     $     4.52     $     4.96
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income .............................         0.20           0.24           0.26           0.28           0.26
Net Gain (Loss) on Securities
  (realized & unrealized) .........................        (0.07)          0.18           0.07           0.14          (0.44)
                                                      ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ..................         0.13           0.42           0.33           0.42          (0.18)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .........................................        (0.21)         (0.25)         (0.26)         (0.28)         (0.26)
Distributions (from Capital Gains) ................            -              -              -              -              -
                                                      ----------     ----------     ----------     ----------     ----------
Total Distributions ...............................        (0.21)         (0.25)         (0.26)         (0.28)         (0.26)
                                                      ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD .....................   $     4.82     $     4.90     $     4.73     $     4.66     $     4.52
                                                      ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a) ..................................          2.7%           9.0%           7.3%           9.7%          (3.6%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..............   $   77,950     $   68,489     $   59,168     $   63,293     $   12,723
Ratio of Expenses to Average Net Assets ...........         0.95%          0.95%          0.95%          0.96%          0.87%
Ratio of Net Investment Income
  to Average Net Assets ...........................         4.17%          4.98%          5.57%          6.18%          5.58%
Portfolio Turnover Rate ...........................           45%            33%            38%            71%            65%

DIVERSIFIED INCOME FUND (CLASS B)

                                                                           FISCAL YEARS ENDED DECEMBER 31
                                                     -------------------------------------------------------------------------
                                                     2003(b)(c)(d)   2002(b)(c)  2001(b)(c)(d)(h) 2000(b)(c)(e)  1999(b)(c)(g)
                                                     -------------   ----------  ---------------- -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...............   $     4.88     $     4.71     $     4.65     $     4.51     $     4.95
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income .............................         0.17           0.20           0.22           0.23           0.22
Net Gain (Loss) on Securities
  (realized & unrealized) .........................        (0.08)          0.18           0.07           0.16          (0.44)
                                                      ----------     ----------     ----------     ----------     ----------
Total from Investment Operations ..................         0.09           0.38           0.29           0.39          (0.22)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .........................................        (0.17)         (0.21)         (0.23)         (0.25)         (0.22)
Distributions (from Capital Gains) ................            -              -              -              -              -
                                                      ----------     ----------     ----------     ----------     ----------
Total Distributions ...............................        (0.17)         (0.21)         (0.23)         (0.25)         (0.22)
                                                      ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD .....................   $     4.80     $     4.88     $     4.71     $     4.65     $     4.51
                                                      ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a) ..................................          2.0%           8.3%           6.4%           8.9%          (4.6%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..............   $   12,902     $   20,365     $   13,685     $   13,850     $    2,356
Ratio of Expenses to Average Net Assets ...........         1.70%          1.70%          1.70%          1.71%          1.85%
Ratio of Net Investment Income to
  Average Net Assets ..............................         3.43%          4.22%          4.83%          5.40%          4.55%
Portfolio Turnover Rate ...........................           45%            33%            38%            71%            65%

                            See accompanying notes.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME FUND (CLASS C)

                                                               FISCAL YEAR ENDED DECEMBER 31
                                                 ----------------------------------------------------------
                                                 2003(b)(c)(d)  2002(b)(c)(i)  2001(b)(c)(h)  2000(b)(c)(f)
                                                 -------------  -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...........    $    4.87      $    4.70      $    4.65      $    4.42
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income .........................         0.17           0.19           0.21           0.21
Net Gain (Loss) on Securities
  (realized & unrealized) .....................        (0.07)          0.19           0.08           0.19
                                                   ---------      ---------      ---------      ---------
Total from Investment Operations ..............         0.10           0.38           0.29           0.40
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .....................................        (0.18)         (0.21)         (0.24)         (0.17)
Distributions (from Capital Gains) ............            -              -              -              -
                                                   ---------      ---------      ---------      ---------
  Total Distributions .........................        (0.18)         (0.21)         (0.24)         (0.17)
                                                   ---------      ---------      ---------      ---------
NET ASSET VALUE END OF PERIOD .................    $    4.79      $    4.87      $    4.70      $    4.65
                                                   =========      =========      =========      =========
TOTAL RETURN (a) ..............................          2.0%           8.3%           6.3%           7.9%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..........    $   5,840      $   4,901      $   1,760      $     442
Ratio of Expenses to Average Net Assets .......         1.70%          1.70%          1.69%          1.67%
Ratio of Net Investment Income
  to Average Net Assets .......................         3.42%          4.18%          4.84%          5.32%
Portfolio Turnover Rate .......................           45%            33%            38%            40%

                            See accompanying notes.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD FUND (CLASS A)

                                                                              FISCAL YEARS ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                       2003(c)(d)         2002(c)     2001(b)(c)(h)     2000(b)(c)      1999(b)(c)
                                                       ----------       ----------    -------------     ----------      ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...............    $    10.66       $    11.68      $    12.14      $    13.65      $    15.05
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income .............................          0.70             0.81            1.06            1.10            1.25
Net Gain (Loss) on Securities
  (realized & unrealized) .........................          1.54            (1.00)          (0.47)          (1.50)          (1.32)
                                                       ----------       ----------      ----------      ----------      ----------
Total from Investment Operations ..................          2.24            (0.19)           0.59           (0.40)          (0.07)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .........................................         (0.73)           (0.83)          (1.05)          (1.11)          (1.18)
Distributions (from Realized Gains) ...............             -                -               -               -           (0.15)
                                                       ----------       ----------      ----------      ----------      ----------
Total Distributions ...............................         (0.73)           (0.83)          (1.05)          (1.11)          (1.33)
                                                       ----------       ----------      ----------      ----------      ----------
NET ASSET VALUE END OF PERIOD .....................    $    12.17       $    10.66      $    11.68      $    12.14      $    13.65
                                                       ==========       ==========      ==========      ==========      ==========
TOTAL RETURN (a) ..................................          21.7%            (1.7%)           4.9%           (3.0%)          (0.5%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..............    $   25,777       $    6,009      $    5,919      $    6,612      $    6,328
Ratio of Expenses to Average Net Assets ...........          1.28%            1.48%           1.09%           0.79%           0.72%
Ratio of Net Investment Income
  to Average Net Assets ...........................          6.40%            7.31%           8.80%           8.62%           8.17%
Portfolio Turnover Rate ...........................            61%              80%             65%             28%             36%

HIGH YIELD FUND (CLASS B)

                                                                         FISCAL YEARS ENDED DECEMBER 31
                                                     ----------------------------------------------------------------------
                                                     2003(c)(d)      2002(c)     2001(b)(c)(h)    2000(b)(c)     1999(b)(c)
                                                     ----------     ---------    -------------    ----------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .............    $   10.63      $   11.65      $   12.11      $   13.62      $   15.02
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income ...........................         0.67           0.73           0.96           1.00           1.06
Net Gain (Loss) on Securities
  (realized & unrealized) .......................         1.48          (1.01)         (0.47)         (1.50)         (1.25)
                                                     ---------      ---------      ---------      ---------      ---------
Total from Investment Operations ................         2.15          (0.28)          0.49          (0.50)         (0.19)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .......................................        (0.64)         (0.74)         (0.95)         (1.01)         (1.06)
Distributions (from Realized Gains) .............            -              -              -              -          (0.15)
                                                     ---------      ---------      ---------      ---------      ---------
Total Distributions .............................        (0.64)         (0.74)         (0.95)         (1.01)         (1.21)
                                                     ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE END OF PERIOD ...................    $   12.14      $   10.63      $   11.65      $   12.11      $   13.62
                                                     =========      =========      =========      =========      =========

TOTAL RETURN (a) ................................         20.8%          (2.4%)          4.1%          (3.8%)         (1.3%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............    $   8,324      $   4,450      $   4,231      $   3,914      $   4,469
Ratio of Expenses to Average Net Assets .........         2.08%          2.23%          1.90%          1.51%          1.53%
Ratio of Net Investment Income
  to Average Net Assets .........................         5.92%          6.56%          7.98%          7.77%          7.35%
Portfolio Turnover Rate .........................           61%            80%            65%            28%            36%

                            See accompanying notes.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD FUND (CLASS C)

                                                                 FISCAL YEARS ENDED DECEMBER 31
                                                    --------------------------------------------------------
                                                    2003(c)(d)       2002(c)    2001(b)(c)(h)  2000(b)(c)(f)
                                                    ----------      ---------   -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...........     $   10.67       $   11.69     $   12.16      $   12.90
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income .........................          0.66            0.73          0.81           0.62
Net Gain (Loss) on Securities
  (realized & unrealized) .....................          1.50           (1.01)        (0.33)         (0.69)
                                                    ---------       ---------   -----------    -----------
Total from Investment Operations ..............          2.16           (0.28)         0.48          (0.07)
LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .....................................         (0.64)          (0.74)        (0.95)         (0.67)
Distributions (from Capital Gains) ............             -               -             -              -
                                                    ---------       ---------   -----------    -----------
Total Distributions ...........................         (0.64)          (0.74)        (0.95)         (0.67)
                                                    ---------       ---------   -----------    -----------
NET ASSET VALUE END OF PERIOD .................     $   12.19       $   10.67     $   11.69      $   12.16
                                                    =========       =========   ===========    ===========
TOTAL RETURN (a) ..............................          20.8%           (2.4%)         4.0%          (1.2%)
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..........     $   1,857       $     520     $     368      $      50
Ratio of Expenses to Average Net Assets .......          2.08%           2.24%         2.11%          1.58%
Ratio of Net Investment Income
  to Average Net Assets .......................          5.85%           6.60%         7.60%          8.05%
Portfolio Turnover Rate .......................            61%             80%           65%            39%

                            See accompanying notes.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CASH FUND

                                                                         FISCAL YEARS ENDED DECEMBER 31
                                                   -------------------------------------------------------------------------
                                                   2003(b)(c)(d)     2002(b)(c)     2001(b)(c)       2000(c)        1999(c)
                                                   -------------     ----------     ----------     ----------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .............   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income ...........................            -             0.01           0.03           0.05           0.04
Net Gain (Loss) on Securities
  (realized & unrealized) .......................            -                -              -              -              -
                                                   -----------       ----------     ----------     ----------     ----------
Total from Investment Operations ................            -             0.01           0.03           0.05           0.04
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..........            -            (0.01)         (0.03)         (0.05)         (0.04)
Distributions (from Realized Gains) .............            -                -              -              -              -
                                                   -----------       ----------     ----------     ----------     ----------
  Total Distributions ...........................            -            (0.01)         (0.03)         (0.05)         (0.04)
                                                   -----------       ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD ...................   $     1.00       $     1.00     $     1.00     $     1.00     $     1.00
                                                   ===========       ==========     ==========     ==========     ==========
TOTAL RETURN (a) ................................          0.2%             0.9%           3.2%           5.6%           4.4%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............   $   59,563       $   69,679     $   67,638     $   62,472     $   53,137
Ratio of Expenses to Average Net Assets .........         1.00%            1.00%          1.00%          0.98%          0.86%
Ratio of Net Investment Income
  to Average Net Assets .........................         0.21%            0.84%          3.08%          5.48%          4.30%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charges paid at time of redemption.

(b) Fund expenses were reduced by reimbursement from the Investment Manager. Expense ratios absent such reimbursements would have been as follows:

                                                 2003           2002          2001           2000           1999
                                                 ----           ----          ----           ----           ----
Municipal Bond Fund               Class A        1.34%          1.26%         1.17%          1.16%          1.14%
                                  Class B        2.08%          2.01%         1.93%          1.96%          2.19%
Diversified Income Fund           Class A        1.04%          1.02%         1.04%          1.19%          1.37%
                                  Class B        1.79%          1.77%         1.79%          2.02%          2.36%
                                  Class C        1.80%          1.77%         1.79%          1.84%            *
High Yield Fund                   Class A          *              *           1.42%          1.39%          1.32%
                                  Class B          *              *           2.21%          1.84%          2.13%
                                  Class C          *              *           2.25%          2.02%            *
Cash Fund                                        1.14%          1.07%         1.01%            *              *

* Ratio is as reported in the accompanying financial highlights.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earnings credits. Expense ratios with such reductions would have been as follows:

                                                 2003           2002          2001           2000           1999
                                                 ----           ----          ----           ----           ----
Municipal Bond Fund               Class A        1.00%            *             *              *            1.00%
                                  Class B        1.75%            *             *              *            1.75%
Diversified Income Fund           Class A          *              *             *              *              *
                                  Class B          *              *           1.70%            *              *
                                  Class C          *              *             *              *              *
High Yield Fund                   Class A        1.27%            *             *              *              *
                                  Class B          *              *             *              *              *
                                  Class C        2.07%            *             *              *              *
Cash Fund                                        1.00%            *             *              *              *

* Ratio is as reported in the accompanying financial highlights.

(e) Portfolio turnover calculation excludes the portfolio investments in the Limited Maturity Fund and Corporate Bond Fund prior to merger.

(f) Class C shares were initially offered for sale on May 1, 2000 for Security High Yield Fund and Diversified Income Fund. Percentage amounts for the period, except for total return, have been annualized.

(g) The financial highlights for the Diversified Income Fund as set forth herein exclude the historical financial highlights of the Corporate Bond Fund and Limited Maturity Bond Fund Class A and B shares. The assets of the Corporate Bond Fund and Limited Maturity Bond Fund were acquired by the Diversified Income Fund on April 30, 2000.

(h) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(i) The financial highlights for the Class C shares exclude the historical financial highlights of the Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

                            See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

     Security Income Fund, Security Municipal Bond Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund and Security Municipal Bond Fund offer different classes and, therefore, are required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class "A" shares after eight years. Redemptions of the shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     A. SECURITY VALUATION - Valuations of Security Income and Security Municipal Bond Funds' securities are supplied by pricing services approved by the Board of Directors. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service.

     Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

     B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     C. OPTIONS - Diversified Income Fund and the High Yield Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer, the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Funds and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

     The cash premiums received for a written option is recorded as an asset, with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the fund.

     E. EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     F. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders

DECEMBER 31, 2003

are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

     G. TAXES - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     H. EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds can earn credits based on overnight custody cash balances. These credits can be utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

     I. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are payable to Security Management Company, LLC (SMC) under investment advisory contracts at an annual rate of .50% of the average daily net assets of Security Municipal Bond Fund and Security Cash Fund; .35% of the average daily net assets for Diversified Income Fund and .60% of the average daily net assets of the High Yield Fund. SMC pays Salomon Brothers Asset Management, Inc. an annual fee equal to .22% of the average daily net assets of Security Municipal Bond Fund for management services provided to the fund. The investment advisory contract for Security Income Fund provides that the total annual expenses of each series of the fund (including management fees and custodian fees net of earnings credits, but excluding interest, taxes, brokerage commissions, extraordinary expenses and distribution fees paid under the Class B and Class C distribution plans) will not exceed the level of expenses which Security Income Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are qualified for sale. For the period ended December 31, 2003, SMC agreed to limit the total expenses of Diversified Income Fund to an annual rate of .95% of the average daily net asset value of Class A shares and 1.70% of Class B shares and Class C shares. SMC also agreed to limit the total expenses of the High Yield Fund to 2.00% for Class A shares and 2.75% for Class B and Class C shares. The investment advisory contract for Security Municipal Bond Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, Rule 12b-1 fees, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of Class A Shares and 1.75% of the average net assets of Class B shares as calculated on a daily basis. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the fund as calculated on a daily basis.

     The Funds have entered into contracts with SMC for transfer agent services and certain other administrative services which SMC provides to the Funds. SMC is paid an annual fixed charge per account and shareholder and dividend transaction fees.

     As the administrative agent for the Funds, SMC performs administrative functions, such as regulatory filings, bookkeeping, accounting and pricing functions for the Funds. For this service SMC receives on an annual basis, a fee of .09% of the average daily net assets of Diversified Income Fund, High Yield Fund, and Security Municipal Bond Fund and .045% of the average daily net assets of Security Cash Fund calculated daily and payable monthly.

     Security Income and Security Municipal Bond Funds have adopted distribution plans related to the offering of Class B shares and Security Income Fund has adopted a distribution plan relating to the offering of Class C shares, each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares. Class A shares of Security Income Fund and Security Municipal Bond Fund incur 12b-1 distribution fees at an annual rate of .25% of the average daily net assets of each series.

     Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Group, Inc. and the national distributor of the Funds, retained underwriting commissions on sales of shares after allowances to brokers and dealers in the following amounts:

                                    SDI UNDERWRITING COMMISSIONS
                                    ----------------------------
Municipal Bond Fund                               $249

     Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

3. FEDERAL INCOME TAX MATTERS

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to interest income accrued for defaulted and variable rate securities for tax purposes and differing book and tax amortization methods for premium and market discount. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that are differences arise.

     The following adjustments were made to the Statement of Assets and Liabilities to reflect permanent differences:

                           ACCUMULATED     UNDISTRIBUTED
                           NET REALIZED    NET INVESTMENT
                           GAIN (LOSS)         INCOME          PAID-IN-CAPITAL
                           ------------    --------------      ---------------
Municipal Bond Fund         $  49,399      $       (2)            $ (49,397)
Diversified Income Fund      (269,916)        269,916                     -
High Yield Fund               (21,923)         21,923                     -

DECEMBER 31, 2003

     The amounts of gross unrealized appreciation (depreciation) for federal income tax purposes as of December 31, 2003, were as follows:

                          MUNICIPAL      DIVERSIFIED    HIGH YIELD
                          BOND FUND      INCOME FUND       FUND
                          ---------      -----------    ----------
Gross unrealized
 appreciation             $ 627,458      $3,039,830    $ 1,472,743
Gross unrealized
 depreciation               (11,972)       (767,252)    (1,023,072)
                          ---------      ----------    -----------
Net unrealized
 appreciation             $ 615,486      $2,272,578    $   449,671
                          =========      ==========    ===========

     At December 31, 2003, the following funds have capital loss carryovers to offset future realized capital gains as follows:

                                  CAPITAL LOSS    EXPIRATION
                                   CARRYOVER         YEAR
                                  ------------    ----------
Security Income Fund:
  Diversified Income Fund          $1,372,161        2004
                                      816,702        2005
                                      801,693        2007
                                    3,837,647        2008
                                      433,468        2010
                                      291,583        2011
                                   ----------
                                   $7,553,254
                                   ==========

High Yield Fund                    $  371,694        2008
                                      520,180        2009
                                      645,956        2010
                                      553,553        2011
                                   ----------
                                   $2,091,383
                                   ==========

     The tax character of distributions paid was the same for financial statement purposes for the periods ending December 31, 2003 and December 31, 2002, except as follows:

                                  TAX-EXEMPT         ORDINARY            LONG-TERM
2002                                INCOME            INCOME            CAPITAL GAIN            TOTAL
----                              ----------         --------           ------------           --------
Municipal Bond Fund ..........     $ 718,658         $ 16,319            $ 137,386             $872,363
   2003
Municipal Bond Fund ..........     $ 555,073         $ 33,591            $       -             $588,664

     As of December 31, 2003, the components of distributable earnings on a tax basis were the same as financial statement purposes except for the following funds:

                              UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED       UNREALIZED
                                 ORDINARY         CAPITAL           CAPITAL AND     APPRECIATION/
                                  INCOME           GAIN             OTHER LOSSES     DEPRECIATION
                              -------------    -------------        ------------    -------------
SECURITY INCOME FUND:
  DIVERSIFIED INCOME FUND       $ 389,034              -            $ (7,553,254)    $ 2,272,579
  HIGH YIELD FUND                  63,918              -              (2,091,383)        370,624
SECURITY MUNICIPAL
  BOND FUND                        26,181         16,717                       -         615,486

4.INVESTMENT TRANSACTIONS

     Investment transactions for the year ended December 31, 2003, (excluding overnight investments and short-term debt securities) were as follows:

                              MUNICIPAL           DIVERSIFIED        HIGH YIELD
                              BOND FUND          INCOME SERIES         SERIES
                             -----------         -------------      -----------
Purchases                    $ 8,471,370          $45,142,302       $29,627,236
Proceeds from sales          $10,046,077          $41,638,379       $10,005,837

DECEMBER 31, 2003

5. CAPITAL SHARE TRANSACTIONS

     The Funds are authorized to issue an unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds for the years ended December 31, 2003 and 2002 respectively, were as follows:

                             2003         2003          2003         2003           2003           2003
                            SHARES       AMOUNT        SHARES       AMOUNT         SHARES         AMOUNT
                             SOLD         SOLD       REINVESTED   REINVESTED      REDEEMED       REDEEMED
                          ----------  -------------  ----------  -------------  ------------   -------------
MUNICIPAL BOND FUND
 Class A Shares ........   1,387,929  $  14,548,378    30,537    $     321,753    (1,495,530)  $ (15,673,226)
 Class B Shares ........       9,469        100,907     3,016           31,830       (78,681)       (833,749)
                          ----------  -------------   -------    -------------  ------------   -------------
  Total ................   1,397,398  $  14,649,285    33,553    $     353,583    (1,574,211)  $ (16,506,975)
                          ==========  =============   =======    =============  ============   =============
DIVERSIFIED INCOME FUND
 Class A Shares ........  13,817,711  $  67,407,259   546,822    $   2,656,615   (12,185,960)  $ (59,426,786)
 Class B Shares ........   1,553,908      7,584,770   127,876          619,506    (3,171,755)    (15,368,517)
 Class C Shares ........     929,547      4,528,548    41,662          201,205      (759,585)     (3,667,625)
                          ----------  -------------   -------    -------------  ------------   -------------
  Total ................  16,301,166  $  79,520,577   716,360    $   3,477,326   (16,117,300)  $ (78,462,928)
                          ==========  =============   =======    =============  ============   =============
HIGH YIELD FUND
 Class A Shares ........   2,442,224  $  28,833,035    51,287    $     596,524      (940,096)  $ (10,914,814)
 Class B Shares ........     395,141      4,561,756    28,429          325,307      (156,253)     (1,792,407)
 Class C Shares ........     185,262      2,090,841     5,795           66,819       (87,479)     (1,005,027)
                          ----------  -------------   -------    -------------  ------------   -------------
  Total ................   3,022,627  $  35,485,632    85,511    $     988,650    (1,183,828)  $ (13,712,248)
                          ==========  =============   =======    =============  ============   =============
CASH FUND .............   94,024,769  $  94,024,769   151,879    $     151,879  (104,292,914)  ($104,292,914)

                                    2003                2003
                            INCREASE (DECREASE)  INCREASE (DECREASE)
                                 SHARES                 AMOUNT
                              -----------           -------------
MUNICIPAL BOND FUND
 Class A Shares ........          (77,064)          $    (803,095)
 Class B Shares ........          (66,196)               (701,012)
                              -----------           -------------
  Total ................         (143,260)          $  (1,504,107)
                              ===========           =============
DIVERSIFIED INCOME FUND
 Class A Shares ........        2,178,573           $  10,637,088
 Class B Shares ........       (1,489,971)             (7,164,241)
 Class C Shares ........          211,624               1,062,128
                              -----------           -------------
  Total ................          900,226           $   4,534,975
                              ===========           =============
HIGH YIELD FUND
 Class A Shares ........        1,553,415           $  18,514,745
 Class B Shares ........          267,317               3,094,656
 Class C Shares ........          103,578               1,152,633
                              -----------           -------------
  Total ................        1,924,310           $  22,762,034
                              ===========           =============
CASH FUND ..............      (10,116,266)         ($  10,116,266)

                                 2002          2002               2002          2002            2002            2002
                                SHARES        AMOUNT             SHARES        AMOUNT          SHARES           AMOUNT
                                 SOLD          SOLD            REINVESTED    REINVESTED       REDEEMED         REDEEMED
                             -----------   -------------       ----------  -------------    ------------    -------------
MUNICIPAL BOND FUND
 Class A Shares ........         522,159   $   5,514,094          47,756   $     499,094        (739,974)   $  (7,734,532)
 Class B Shares ........          62,530         662,295           4,563          47,859         (87,288)        (916,687)
                             -----------   -------------         -------   -------------    ------------    -------------
  Total ................         584,689   $   6,176,389          52,319   $     546,953        (827,262)   $  (8,651,219)
                             ===========   =============         =======   =============    ============    =============
DIVERSIFIED INCOME FUND(1)
 Class A Shares ........      16,593,565   $  79,650,771         542,093   $   2,597,782     (15,665,773)   $ (75,304,089)
 Class B Shares ........       2,554,992      12,164,324         154,547         737,949      (1,438,940)      (6,880,807)
 Class C Shares ........       1,126,608       5,358,738          32,975         157,602        (527,205)      (2,518,416)
 Class S Shares ........           4,443          21,100             166             780          (9,856)         (46,718)
                             -----------   -------------         -------   -------------    ------------    -------------
  Total ................      20,279,608   $  97,194,933         729,781   $   3,494,113     (17,641,774)   $ (84,750,030)
                             ===========   =============         =======   =============    ============    =============
HIGH YIELD FUND
 Class A Shares ........         317,009   $   3,439,461          36,531   $     402,690        (296,440)   $  (3,227,316)
 Class B Shares ........          82,834         924,046          24,672         271,148         (52,042)        (562,190)
 Class C Shares ........          24,305         273,951           2,607          28,632          (9,575)        (104,689)
                             -----------   -------------         -------   -------------    ------------    -------------
  Total ................         424,148   $   4,637,458          63,810   $     702,470        (358,057)   $  (3,894,195)
                             ===========   =============         =======   =============    ============    =============
CASH FUND ..............     147,482,389   $ 147,482,389         552,811   $     552,811    (145,993,443)   ($145,993,443)

                                    2002                  2002
                             INCREASE(DECREASE)     INCREASE(DECREASE)
                                   SHARES                 AMOUNT
                             ------------------     ------------------
MUNICIPAL BOND FUND
 Class A Shares ........          (170,059)           ($  1,721,344)
 Class B Shares ........           (20,195)                (206,533)
                                 ---------            -------------
  Total ................          (190,254)           ($  1,927,877)
                                 =========            =============
DIVERSIFIED INCOME FUND(1)
 Class A Shares ........         1,469,885            $   6,944,464
 Class B Shares ........         1,270,599                6,021,466
 Class C Shares ........           632,378                2,997,924
 Class S Shares ........            (5,247)                 (24,838)
                                 ---------            -------------
  Total ................         3,367,615            $  15,939,016
                                 =========            =============
HIGH YIELD FUND
 Class A Shares ........            57,100            $     614,835
 Class B Shares ........            55,464                  633,004
 Class C Shares ........            17,337                  197,894
                                 ---------            -------------
  Total ................           129,901            $   1,445,733
                                 =========            =============
CASH FUND ..............         2,041,757            $   2,041,757

(1) Effective June 3, 2002, the Diversified Income Fund exchanged 9,856 Class S shares amounting to $46,674 for 9,889 Class C shares.

REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SECURITY INCOME FUND, SECURITY MUNICIPAL BOND FUND
AND SECURITY CASH FUND

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security Municipal Bond Fund, Security Income Fund (comprised of Diversified Income Fund and High Yield Fund), and Security Cash Fund (collectively, the Funds) as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the five years then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & young LLP

Kansas City, Missouri
February 6, 2004

DIRECTOR DISCLOSURE (UNAUDITED)

                                                                                                                      NUMBER OF
                                                                              PRINCIPAL                               PORTFOLIOS IN
NAME,                        POSITION(S)            TERM OF                   OCCUPATION(S)                           FUND COMPLEX
ADDRESS AND                  HELD WITH              OFFICE AND                DURING THE PAST                         OVERSEEN BY
DATE OF BIRTH                THE FUND               LENGTH OF TIME SERVED     5 YEARS                                 THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.         Director**             1994 to present***        Business broker,                             34
One Security Benefit Place                                                    Griffith & Blair Realtors
Topeka, KS 66636-0001                                                         Manager, Star Sign,Inc.
12/14/46

Penny A. Lumpkin             Director**             1993 to present***        President, Vivian's Gift Shop                34
One Security Benefit Place                                                    Vice President, Palmer Companies, Inc.
Topeka, KS 66636-0001                                                         Vice President, Bellairre Shopping
08/20/39                                                                      Center Partner, Goodwin Ent.
                                                                              Partner, PLB
                                                                              Partner, Town Crier
                                                                              Vice President and Treasurer, Palmer
                                                                              News, Inc.
                                                                              Vice President, M/S News, Inc.
                                                                              Secretary, Kansas City Periodicals

Mark L. Morris, Jr., D.V.M.  Director**             1991 to present***        Independent Investor, Morris Co.             34
One Security Benefit Place                                                    Partner, Mark Morris Associates
Topeka, KS 66636-0001
02/03/34

Maynard F. Oliverius         Director**             1998 to present***        President & CEO, Stormont Vail
One Security Benefit Place                                                    HealthCare                                   34
Topeka, KS 66636-0001
12/18/43

John D. Cleland              Chairman of the Board  February 2000 to present  Sr. Vice President and Managing Member       34
One Security Benefit Place   Director*              1991 to present***        Representative, Security Management
Topeka, KS 66636-0001                                                         Company, LLC
05/01/36                                                                      Sr. Vice President, Security Benefit
                                                                              Group, Inc.
                                                                              Sr. Vice President, Security Benefit
                                                                              Life Insurance Co.
                                                                              Director & Vice President, Security
                                                                              Distributors, Inc.

James R. Schmank             President              February 2000 to present  President and Managing Member
One Security Benefit Place   Director*              1997 to present***        Representative, Security Management
Topeka, KS 66636-0001                                                         Company, LLC                                 34
02/21/53                                                                      Sr. Vice President, Security Benefit
                                                                              Group, Inc.
                                                                              Sr. Vice President, Security Benefit
                                                                              Life Insurance Co.
                                                                              Director, Security Distributors, Inc.

* These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

** These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

*** Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

THE SECURITY GROUP OF                     SECURITY FUNDS
MUTUAL FUNDS                              OFFICERS AND DIRECTORS

Security Large Cap Value Fund             DIRECTORS
Security Equity Fund
     - Equity Fund                        Donald A. Chubb, Jr.
     - Global Fund                        John D. Cleland
     - Social Awareness Fund              Penny A. Lumpkin
     - Mid Cap Value Fund                 Mark L. Morris, Jr., D.V.M.
     - Small Cap Growth Fund              Maynard F. Oliverius
     - Enhanced Index Fund                James R. Schmank
     - Select 25 Fund
     - Large Cap Growth Fund              OFFICERS
     - Alpha Opportunity Fund
Security Mid Cap Growth Fund              John D. Cleland, Chairman of the Board
Security Diversified Income Fund          James R. Schmank, President
Security High Yield Fund                  Terry A. Milberger, Vice President
Security Capital Preservation Fund        Cindy L. Shields, Vice President
Security Municipal Bond Fund              Steven M. Bowser, Vice President
Security Cash Fund                        James P. Schier, Vice President
                                          David Toussaint, Vice President
                                          Amy J. Lee, Secretary
                                          Christopher D. Swickard, Assistant Secretary
                                          Brenda M. Harwood, Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

[SECURITY DISTRIBUTORS, INC. LOGO]                          PRESORTED
                                                            STANDARD
One Security Benefit Place                               US POSTAGE PAID
Topeka, KS 66636-0001                                      PERMIT #3602
                                                         BERWYN, IL 60402

ITEM 2.   CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the Registrant's code of ethics is filed herewith as Exhibit 10(a)(1). No amendments were made to the provisions of the code of ethics during the period covered by this report. No implicit or explicit waivers to the provisions of the code of ethics were granted during the period covered by this report. The Registrant hereby undertakes to provide any person without charge, upon request, a copy of its Code by calling the Registrant at 1-800-888-2461.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Maynard Oliverius, a member of the Audit Committee of the Board, is an audit committee financial expert. Mr. Oliverius is "independent" for purposes of this item.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $6,000 in 2002 and $7,000 in 2003.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $500 in 2002 and $500 in 2003. These services consisted of a review of the Registrant's semi-annual financial statements.

     The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates") which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003, which was 0% and 0%, respectively, of the Registrant's audit fees.(1)

     ----------
     (1) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve non-audit services. Therefore, the information here represents only fees for pre-approved non-audit services rendered after May 6, 2003, to Service Affiliates.

(c) Tax Fees. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $900 in 2002 and $900 in 2003. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

     The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003, which was 0% and 0%, respectively, of the Registrant's audit fees.(2)

     ----------
     (2) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve Tax Services. Therefore, the information here represents only fees for pre-approved Tax Services rendered after May 6, 2003, to Service Affiliates.

(d) All Other Fees. The aggregate fees billed to the Registrant in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2002 and $0 in 2003.

     The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (d) of this Item, which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003, which was 0% and 0%, respectively, of the Registrant's audit fees.(3)

     ----------
     (3) Prior to May 6, 2003, the Registrant's Audit Committee was not required to pre-approve these services. Therefore, the information here represents only fees for pre-approved services rendered after May
         6, 2003, to Service Affiliates.

(e) (1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of the auditor's engagements for audit and non-audit services to the Registrant. Pre-approval considerations include whether the proposed services are compatible with maintaining the auditor's independence as specified in applicable rules.

(e) (2) Percentage of Non-Audit Services Approved under (c)(7)(i)(C). The percentage of the services described in each of (b) through (d) of this Item 4 (only those that relate to the Registrant) that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 0%, 0% and 0%, respectively.

(f)  Not applicable.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $309,450 in 2002 and $71,600 in 2003.

(h) Auditor Independence. The Registrant's Audit Committee was provided with information relating to the provision of non-audit services by E&Y to SMC (and SMC affiliates) that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining E&Y's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   RESERVED.

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)  (1)  Code of Ethics pursuant to Item 2 above.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             SECURITY CASH FUND

                                             By: /s/ JAMES R. SCHMANK
                                                 ----------------------------
                                                 James R. Schmank, President

                                             Date: March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             By: /s/  JAMES R. SCHMANK
                                                 -----------------------------
                                                 James R. Schmank, President

                                             Date: March 5, 2004

                                             By: /s/ BRENDA M. HARWOOD
                                                 ----------------------------
                                                 Brenda M. Harwood, Treasurer

                                             Date: March 5, 2004